UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

215-882-9983
Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2024

Date of reporting period: March 31, 2024

Item 1. Reports to Stockholders.

Alpha Architect U.S. Quantitative Value ETF

Alpha Architect International Quantitative Value ETF

Alpha Architect U.S. Quantitative Momentum ETF

Alpha Architect International Quantitative Momentum ETF

Alpha Architect Value Momentum Trend ETF

Alpha Architect High Inflation and Deflation ETF

Alpha Architect Tail Risk ETF

Alpha Architect 1-3 Month Box ETF

Semi-Annual Report

March 31, 2024

ALPHA ARCHITECT ETFs

ALPHA ARCHITECT ETFs

Alpha Architect U.S. Quantitative Value ETF
Tabular Presentation of Schedule of Investments
As of March 31, 2024 (Unaudited)

Sector	% Net Assets
Consumer Discretionary	24.1%
Energy	21.7%
Industrials	16.1%
Information Technology	10.0%
Materials	8.0%
Communication Services	8.0%
Health Care	7.8%
Consumer Staples	4.0%
Money Market Funds	0.2%
Other Assets in Excess of Liabilities(1)	0.1%
Total	100.0%

(1)	Cash, cash equivalents and other assets in excess of liabilities.

Alpha Architect International Quantitative Value ETF
Tabular Presentation of Schedule of Investments
As of March 31, 2024 (Unaudited)

Sector	% Net Assets
Industrials	31.6%(1)
Consumer Discretionary	31.5%(1)
Materials	11.6%
Energy	7.9%
Information Technology	6.0%
Consumer Staples	4.0%
Health Care	2.0%
Utilities	2.0%
Real Estate	1.9%
Money Market Funds	2.6%
Liabilities in Excess of Other Assets(2)	(1.1%)
Total	100.0%

(1)	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various subclassifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.
(2)	Cash, cash equivalents and liabilities in excess of other assets.

ALPHA ARCHITECT ETFs
Alpha Architect U.S. Quantitative Momentum ETF
Tabular Presentation of Schedule of Investments
As of March 31, 2024 (Unaudited)

Sector	% Net Assets
Industrials	25.9%(1)
Consumer Discretionary	20.3%
Information Technology	15.6%
Financials	10.0%
Materials	6.1%
Health Care	6.0%
Utilities	6.0%
Consumer Staples	5.9%
Communication Services	2.0%
Energy	1.9%
Money Market Funds	0.2%
Other Assets in Excess of Liabilities(2)	0.1%
Total	100.0%

(1)	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various subclassifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.
(2)	Cash, cash equivalents and other assets in excess of liabilities.

Alpha Architect International Quantitative Momentum ETF
Tabular Presentation of Schedule of Investments
As of March 31, 2024 (Unaudited)

Sector	% Net Assets
Financials	25.8%(1)
Information Technology	18.0%
Industrials	17.9%
Consumer Discretionary	15.7%
Materials	8.0%
Communication Services	4.0%
Health Care	3.9%
Utilities	2.1%
Consumer Staples	2.0%
Real Estate	2.0%
Other Assets in Excess of Liabilities(2)	0.6%
Total	100.0%

(1)	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various subclassifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.
(2)	Cash, cash equivalents and other assets in excess of liabilities.

ALPHA ARCHITECT ETFs

Alpha Architect Value Momentum Trend ETF
Tabular Presentation of Schedule of Investments
As of March 31, 2024 (Unaudited)

Sector	% Net Assets
Exchange Traded Funds	99.8%
Money Market Funds	0.3%
Investments Purchased with Proceeds from Securities Lending	0.0%(2)
Liabilities in Excess of Other Assets(1)	(0.1%)
Total	100.0%

(1)	Cash, cash equivalents and liabilities in excess of other assets.
(2)	Represents less than 0.05% of net assets.

Alpha Architect High Inflation and Deflation ETF
Tabular Presentation of Schedule of Investments
As of March 31, 2024 (Unaudited)

Sector	% Net Assets
U.S. Treasury Bills	40.3%
Exchange Traded Funds	37.5%
Money Market Funds	22.2%
Liabilities in Excess of Other Assets(1)	0.0%(2)
Total	100.0%

(1)	Cash, cash equivalents and liabilities in excess of other assets.
(2)	Represents less than 0.05% of net assets.

Alpha Architect Tail Risk ETF
Tabular Presentation of Schedule of Investments
As of March 31, 2024 (Unaudited)

Sector	% Net Assets
Purchased Options	64.8%
Exchange Traded Funds	64.6%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets (1)	(29.5%)
Total	100.0%

(1)	Cash, cash equivalents and liabilities in excess of other assets.

ALPHA ARCHITECT ETFs
Alpha Architect 1-3 Month Box ETF
Tabular Presentation of Schedule of Investments
As of March 31, 2024 (Unaudited)

Sector	% Net Assets
Purchased Options	115.7%
Money Market Funds	0.0%(2)
Liabilities in Excess of Other Assets(1)	(15.7%)
Total	100.0%

(1)	Cash, cash equivalents and liabilities in excess of other assets.
(2)	Represents less than 0.05% of net assets.

ALPHA ARCHITECT U.S. QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Advertising - 4.0%
Interpublic Group of Cos., Inc.	208,639	$6,807,891
Omnicom Group, Inc.	71,693	6,937,014
		13,744,905

Agricultural & Farm Machinery - 4.0%
AGCO Corp.	56,503	6,950,999
CNH Industrial NV	536,536	6,953,507
		13,904,506

Agricultural Products & Services - 2.0%
Bunge Global SA	67,411	6,910,976

Apparel, Accessories & Luxury Goods - 2.0%
Carter's, Inc.	81,679	6,916,578

Automotive Parts & Equipment - 2.0%
Lear Corp.	46,612	6,753,147

Automotive Retail - 2.0%
Murphy USA, Inc.	16,145	6,767,984

Biotechnology - 1.9%
United Therapeutics Corp.(a)	27,712	6,366,001

Building Products - 4.0%
Owens Corning	40,494	6,754,399
UFP Industries, Inc.	56,442	6,942,931
		13,697,330

Cable & Satellite - 2.0%
Comcast Corp. - Class A	158,491	6,870,585

Coal & Consumable Fuels - 1.9%
CONSOL Energy, Inc.	76,952	6,445,500

Communications Equipment - 2.0%
Cisco Systems, Inc.	135,420	6,758,812

Construction Machinery & Heavy Transportation Equipment - 4.0%
Allison Transmission Holdings, Inc.	84,536	6,860,942
Terex Corp.	108,792	7,006,205
		13,867,147

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT U.S. QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Electronics and Appliance Stores - 2.0%
Best Buy Co., Inc.	82,858	$6,796,842

Footwear - 4.0%
Crocs, Inc.(a)	47,403	6,816,551
Skechers USA, Inc. - Class A(a)	111,803	6,849,052
		13,665,603

Health Care Facilities - 2.0%
Tenet Healthcare Corp.(a)	65,603	6,895,531

Homebuilding - 10.0%
DR Horton, Inc.	41,740	6,868,317
PulteGroup, Inc.	57,631	6,951,451
Taylor Morrison Home Corp.(a)	110,485	6,868,852
Toll Brothers, Inc.	53,132	6,873,687
Tri Pointe Homes, Inc.(a)	182,314	7,048,259
		34,610,566

Industrial Machinery & Supplies & Components - 2.0%
Snap-on, Inc.	22,956	6,800,026

Integrated Telecommunication Services - 2.0%
AT&T, Inc.	394,560	6,944,256

IT Consulting & Other Services - 2.0%
Cognizant Technology Solutions Corp. - Class A	93,152	6,827,110

Managed Health Care - 3.9%
Elevance Health, Inc.	13,174	6,831,246
Molina Healthcare, Inc.(a)	16,317	6,703,513
		13,534,759

Metal, Glass & Plastic Containers - 2.0%
Crown Holdings, Inc.	86,192	6,831,578

Oil & Gas Equipment & Services - 5.9%
Halliburton Co.	173,004	6,819,817
Liberty Energy, Inc.	327,912	6,794,337
Weatherford International PLC(a)	57,060	6,585,865
		20,200,019

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT U.S. QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Oil & Gas Exploration & Production - 4.0%
California Resources Corp.	124,640	$6,867,664
SM Energy Co.	135,134	6,736,430
		13,604,094

Oil & Gas Refining & Marketing - 3.9%
CVR Energy, Inc.	187,182	6,674,910
Valero Energy Corp.	39,733	6,782,026
		13,456,936

Oil & Gas Storage & Transportation - 2.0%
International Seaways, Inc.	126,445	6,726,874

Oil, Gas & Consumable Fuels - 4.0%
APA Corp.	195,655	6,726,619
Phillips 66	42,796	6,990,299
		13,716,918

Other Specialty Retail - 2.1%
Signet Jewelers Ltd.	70,957	7,100,666

Paper & Plastic Packaging Products & Materials - 2.0%
Graphic Packaging Holding Co.	233,082	6,801,333

Passenger Airlines - 2.1%
Delta Air Lines, Inc.	148,274	7,097,876

Steel - 4.0%
Alpha Metallurgical Resources, Inc.	21,247	7,036,369
Arch Resources, Inc.	43,149	6,937,928
		13,974,297

Technology Distributors - 4.0%
Arrow Electronics, Inc.(a)	53,421	6,915,883
TD SYNNEX Corp.	63,521	7,184,224
		14,100,107

Technology Hardware, Storage & Peripherals - 2.0%
HP, Inc.	224,522	6,785,055

Tobacco - 2.0%
Altria Group, Inc.	155,634	6,788,755
TOTAL COMMON STOCKS (Cost $300,778,468)		342,262,672

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT U.S. QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2024 (Unaudited)

SHORT-TERM INVESTMENTS - 0.2%	Shares	Value
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 5.23%(b)	762,389	$762,389
TOTAL SHORT-TERM INVESTMENTS (Cost $762,389)		762,389

TOTAL INVESTMENTS - 99.9% (Cost $301,540,857)		$343,025,061
Other Assets in Excess of Liabilities - 0.1%		365,639
TOTAL NET ASSETS - 100.0%		$343,390,700

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Australia - 6.0%
AGL Energy Ltd.	564,559	$3,068,236
Fortescue Metals Group Ltd.	185,530	3,107,138
JB Hi-Fi Ltd.	75,648	3,167,261
		9,342,635

France - 12.0%
Cie de Saint-Gobain SA	40,468	3,140,395
Cie Generale des Etablissements Michelin SCA	80,603	3,088,777
Eiffage SA	27,488	3,118,278
Rexel SA	114,441	3,090,331
STMicroelectronics NV	71,615	3,084,302
Vinci SA	24,613	3,153,532
		18,675,615

Germany - 4.0%
Bayerische Motoren Werke AG	27,006	3,116,334
Heidelberg Materials AG	28,460	3,130,290
		6,246,624

Italy - 3.9%
Buzzi SpA	77,275	3,034,610
Iveco Group NV(a)	204,967	3,051,585
		6,086,195

Japan - 49.2%(b)
Amada Co. Ltd.	260,288	2,965,165
Bridgestone Corp.	69,967	3,092,543
Brother Industries Ltd.	166,245	3,073,852
Daito Trust Construction Co. Ltd.	26,780	3,046,318
Hitachi Construction Machinery Co. Ltd.	102,931	3,092,418
Inpex Corp.	205,988	3,129,009
Japan Airlines Co. Ltd.	161,458	3,062,134
Japan Tobacco, Inc.	117,997	3,139,727
Komatsu Ltd.	105,598	3,113,251
Kyowa Kirin Co. Ltd.	171,103	3,068,732
Macnica Holdings, Inc.	63,526	3,095,308
Mazda Motor Corp.	264,025	3,072,269
Mitsubishi Chemical Group Corp.	498,765	3,028,899
Nippon Steel Corp.	123,914	2,970,564
Niterra Co. Ltd.	91,677	3,032,281
Panasonic Holdings Corp.	322,424	3,063,859
Park24 Co. Ltd.(a)	264,696	3,112,425
Sekisui Chemical Co. Ltd.	210,437	3,069,394
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2024 (Unaudited)

COMMON STOCKS - 98.5% (CONTINUED)	Shares	Value
Japan - 49.2%(b) (Continued)
Subaru Corp.	136,631	$3,092,204
Sumitomo Heavy Industries Ltd.	98,807	3,097,101
Suzuki Motor Corp.	276,648	3,145,139
Toyota Boshoku Corp.	180,665	3,065,982
Toyota Tsusho Corp.	44,969	3,068,634
Yamaha Motor Co. Ltd.	340,528	3,125,668
Yokohama Rubber Co. Ltd.	113,749	3,055,248
		76,878,124

Luxembourg - 2.0%
Tenaris SA	157,321	3,108,537

Netherlands - 1.9%
Stellantis NV	105,277	2,979,339

Singapore - 3.9%
Hafnia Ltd.	437,849	3,010,678
Yangzijiang Shipbuilding Holdings Ltd.	2,214,224	3,132,137
		6,142,815

Sweden - 5.6%
SKF AB - Class B	143,732	2,933,991
SSAB AB - Class B	399,820	2,947,104
Volvo AB - Class B	103,765	2,812,241
		8,693,336

United Kingdom - 10.0%
Berkeley Group Holdings PLC	51,766	3,108,704
BP PLC	484,364	3,030,408
easyJet PLC	454,159	3,271,917
Imperial Brands PLC	141,527	3,161,716
Taylor Wimpey PLC	1,750,353	3,027,715
		15,600,460
TOTAL COMMON STOCKS (Cost $143,738,412)		153,753,680

SHORT-TERM INVESTMENTS - 2.6%
Money Market Funds - 2.6%
First American Government Obligations Fund - Class X, 5.23%(c)	4,065,688	4,065,688
TOTAL SHORT-TERM INVESTMENTS (Cost $4,065,688)		4,065,688

TOTAL INVESTMENTS - 101.1% (Cost $147,804,100)		$157,819,368
Liabilities in Excess of Other Assets - (1.1)%		(1,704,163)
TOTAL NET ASSETS - 100.0%		$156,115,205

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2024 (Unaudited)

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.
(c)	The rate shown represents the 7-day effective yield as of March 31, 2024.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT U.S. QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Aerospace & Defense - 2.0%
TransDigm Group, Inc.	3,442	$4,239,167

Apparel Retail - 8.1%
Abercrombie & Fitch Co. - Class A(a)	33,927	4,252,071
American Eagle Outfitters, Inc.	168,723	4,351,366
Gap, Inc.	150,453	4,144,980
Urban Outfitters, Inc.(a)	98,869	4,292,892
		17,041,309

Application Software - 9.7%
Appfolio, Inc. - Class A(a)	16,864	4,161,023
Datadog, Inc. - Class A(a)	34,018	4,204,625
Fair Isaac Corp.(a)	3,282	4,101,220
Manhattan Associates, Inc.(a)	16,815	4,207,618
Nutanix, Inc. - Class A(a)	65,820	4,062,410
		20,736,896

Asset Management & Custody Banks - 4.0%
Ares Management Corp. - Class A	31,400	4,175,572
KKR & Co., Inc.	41,400	4,164,012
		8,339,584

Building Products - 6.0%
Builders FirstSource, Inc.(a)	20,123	4,196,652
Carlisle Cos., Inc.	10,749	4,211,995
Lennox International, Inc.	8,589	4,197,960
		12,606,607

Cargo Ground Transportation - 2.0%
Saia, Inc.(a)	7,130	4,171,050

Construction & Engineering - 2.0%
Comfort Systems USA, Inc.	13,168	4,183,605

Construction Machinery & Heavy Transportation Equipment - 2.0%
PACCAR, Inc.	34,136	4,229,109

Construction Materials - 4.0%
Eagle Materials, Inc.	15,635	4,248,811
Martin Marietta Materials, Inc.	6,928	4,253,377
		8,502,188

Diversified Financial Services - 2.0%
Apollo Global Management, Inc.	36,807	4,138,947

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT U.S. QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Aerospace & Defense - 2.0%
TransDigm Group, Inc.	3,442	$4,239,167

Apparel Retail - 8.1%
Abercrombie & Fitch Co. - Class A(a)	33,927	4,252,071
American Eagle Outfitters, Inc.	168,723	4,351,366
Gap, Inc.	150,453	4,144,980
Urban Outfitters, Inc.(a)	98,869	4,292,892
		17,041,309

Application Software - 9.7%
Appfolio, Inc. - Class A(a)	16,864	4,161,023
Datadog, Inc. - Class A(a)	34,018	4,204,625
Fair Isaac Corp.(a)	3,282	4,101,220
Manhattan Associates, Inc.(a)	16,815	4,207,618
Nutanix, Inc. - Class A(a)	65,820	4,062,410
		20,736,896

Asset Management & Custody Banks - 4.0%
Ares Management Corp. - Class A	31,400	4,175,572
KKR & Co., Inc.	41,400	4,164,012
		8,339,584

Building Products - 6.0%
Builders FirstSource, Inc.(a)	20,123	4,196,652
Carlisle Cos., Inc.	10,749	4,211,995
Lennox International, Inc.	8,589	4,197,960
		12,606,607

Cargo Ground Transportation - 2.0%
Saia, Inc.(a)	7,130	4,171,050

Construction & Engineering - 2.0%
Comfort Systems USA, Inc.	13,168	4,183,605

Construction Machinery & Heavy Transportation Equipment - 2.0%
PACCAR, Inc.	34,136	4,229,109

Construction Materials - 4.0%
Eagle Materials, Inc.	15,635	4,248,811
Martin Marietta Materials, Inc.	6,928	4,253,377
		8,502,188

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT U.S. QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Diversified Financial Services - 2.0%
Apollo Global Management, Inc.	36,807	$4,138,947

Electric Utilities - 4.0%
Constellation Energy Corp.	22,464	4,152,470
NRG Energy, Inc.	62,645	4,240,440
		8,392,910

Electrical Components & Equipment - 2.0%
Eaton Corp. PLC	13,357	4,176,467

Electronic Manufacturing Services - 2.0%
Jabil, Inc.	31,096	4,165,309

Food Retail - 2.0%
Sprouts Farmers Market, Inc.(a)	65,698	4,236,207

Footwear - 2.0%
Deckers Outdoor Corp.(a)	4,473	4,210,256

Health Care Facilities - 2.0%
Tenet Healthcare Corp.(a)	40,928	4,301,942

Homebuilding - 6.2%
KB Home	61,060	4,327,933
PulteGroup, Inc.	36,111	4,355,709
Toll Brothers, Inc.	33,141	4,287,451
		12,971,093

Hotels, Resorts & Cruise Lines - 2.0%
Royal Caribbean Cruises Ltd.(a)	30,818	4,284,010

Independent Power Producers & Energy Traders - 2.0%
Vistra Corp.	60,440	4,209,646

Industrial Conglomerates - 2.0%
General Electric Co.	24,166	4,241,858

Industrial Machinery & Supplies & Components - 2.0%
Ingersoll Rand, Inc.	44,310	4,207,235

Life Sciences Tools & Services - 2.0%
Medpace Holdings, Inc.(a)	10,427	4,214,072

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT U.S. QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Movies & Entertainment - 2.0%
Spotify Technology SA(a)	15,850	$4,182,815

Oil & Gas Equipment & Services - 1.9%
Weatherford International PLC(a)	35,511	4,098,680

Passenger Ground Transportation - 1.9%
Uber Technologies, Inc.(a)	53,216	4,097,100

Personal Care Products - 3.9%
BellRing Brands, Inc.(a)	70,179	4,142,666
elf Beauty, Inc.(a)	20,900	4,097,027
		8,239,693

Pharmaceuticals - 2.0%
Eli Lilly & Co.	5,432	4,225,879

Property & Casualty Insurance - 2.0%
Kinsale Capital Group, Inc.	7,885	4,137,575

Research & Consulting Services - 2.0%
Booz Allen Hamilton Holding Corp.	28,497	4,230,095

Restaurants - 2.0%
Wingstop, Inc.	11,491	4,210,302

Steel - 2.1%
Alpha Metallurgical Resources, Inc.	13,242	4,385,353

Systems Software - 3.9%
Crowdstrike Holdings, Inc. - Class A(a)	12,826	4,111,888
ServiceNow, Inc.(a)	5,341	4,071,978
		8,183,866

Trading Companies & Distributors - 2.0%
Core & Main, Inc. - Class A(a)	72,576	4,154,976

Transaction & Payment Processing Services - 2.0%
StoneCo Ltd. - Class A(a)	250,576	4,162,067
TOTAL COMMON STOCKS (Cost $183,498,582)		210,107,868

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT U.S. QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2024 (Unaudited)

SHORT-TERM INVESTMENTS - 0.2%	Shares	Value
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 5.23%(b)	420,082	$420,082
TOTAL SHORT-TERM INVESTMENTS (Cost $420,082)		420,082

TOTAL INVESTMENTS - 99.9% (Cost $183,918,664)		$210,527,950
Other Assets in Excess of Liabilities - 0.1%		131,230
TOTAL NET ASSETS - 100.0%		$210,659,180

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Australia - 1.9%
Seven Group Holdings Ltd.	64,030	$1,701,131

Denmark - 3.9%
Pandora AS	10,590	1,707,089
Zealand Pharma AS(a)	16,992	1,674,906
		3,381,995

Germany - 4.1%
Rheinmetall AG	3,140	1,764,940
SAP SE	8,834	1,719,890
		3,484,830

Ireland - 6.0%
AerCap Holdings NV(a)	19,624	1,705,522
CRH PLC	19,886	1,715,366
James Hardie Industries PLC(a)	43,277	1,737,488
		5,158,376

Italy - 11.9%
Banco BPM SpA	261,536	1,740,357
BPER Banca	360,676	1,704,330
Buzzi SpA	43,711	1,716,542
Ferrari NV	3,935	1,715,424
Leonardo SpA	69,558	1,746,998
UniCredit SpA	46,869	1,778,615
		10,402,266

Japan - 55.7%(b)
Advantest Corp.	38,927	1,721,603
Chugai Pharmaceutical Co. Ltd.	44,788	1,705,956
Daiwa Securities Group, Inc.	219,904	1,664,751
Hitachi Ltd.	18,965	1,723,237
Japan Exchange Group, Inc.	62,030	1,673,884
Keisei Electric Railway Co. Ltd.	41,204	1,669,609
Lasertec Corp.	6,210	1,761,100
Mitsubishi Corp.	73,826	1,698,612
Mitsubishi UFJ Financial Group, Inc.	165,774	1,680,956
Mitsui Fudosan Co. Ltd.	164,808	1,767,511
Mitsui OSK Lines Ltd.	55,571	1,693,047
MS&AD Insurance Group Holdings, Inc.	100,308	1,765,561
NEC Corp.	23,766	1,729,307
Nintendo Co. Ltd.	31,572	1,722,507
Nippon Sanso Holdings Corp.	54,462	1,700,633
Nomura Holdings, Inc.	267,173	1,701,732
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2024 (Unaudited)

COMMON STOCKS - 99.4% (CONTINUED)	Shares	Value
Japan - 55.7%(b) (Continued)
Sankyo Co. Ltd.	154,491	$1,685,440
Sapporo Holdings Ltd.	43,970	1,750,028
SCREEN Holdings Co. Ltd.	14,034	1,806,861
Sompo Holdings, Inc.	83,388	1,740,693
Subaru Corp.	76,389	1,728,820
TBS Holdings, Inc.	62,901	1,747,250
TDK Corp.	35,284	1,722,944
Tokio Marine Holdings, Inc.	55,937	1,745,953
Tokyo Electric Power Co. Holdings, Inc.(a)	301,967	1,831,590
Tokyo Seimitsu Co. Ltd.	21,807	1,683,279
Toyo Tire Corp.	93,194	1,752,697
Toyota Motor Corp.	68,411	1,719,991
		48,295,552

Netherlands - 1.9%
Stellantis NV	58,860	1,665,738

Spain - 2.0%
Banco Bilbao Vizcaya Argentaria SA	147,018	1,751,064

Switzerland - 4.0%
Logitech International SA	18,995	1,700,988
Partners Group Holding AG	1,214	1,733,805
		3,434,793

United Kingdom - 8.0%
3i Group PLC	48,861	1,732,305
InterContinental Hotels Group PLC	16,729	1,740,255
Rolls-Royce Holdings PLC(a)	324,350	1,746,815
The Sage Group PLC	108,109	1,726,770
		6,946,145
TOTAL COMMON STOCKS (Cost $80,827,923)		86,221,890

TOTAL INVESTMENTS - 99.4% (Cost $80,827,923)		$86,221,890
Other Assets in Excess of Liabilities - 0.6%		553,041
TOTAL NET ASSETS - 100.0%		$86,774,931

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2024 (Unaudited)

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT VALUE MOMENTUM TREND ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 99.8%	Shares	Value
International Developed Equity - 34.6%
Alpha Architect International Quantitative Momentum ETF(e)	139,787	$4,077,587
Alpha Architect International Quantitative Value ETF(e)	205,415	5,542,097
		9,619,684
U.S. Equity - 65.2%
Alpha Architect US Quantitative Momentum ETF(a)(b)(e)	162,575	9,609,808
Alpha Architect US Quantitative Value ETF(b)(e)	190,202	8,547,678
		18,157,486
TOTAL EXCHANGE TRADED FUNDS (Cost $23,220,631)		27,777,170

SHORT-TERM INVESTMENTS - 0.3%
Investments Purchased with Proceeds from Securities Lending - 0.0%(c)
First American Government Obligations Fund - Class X, 5.29%(d)	12,451	12,451

Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 5.29%(d)	88,735	88,735
TOTAL SHORT-TERM INVESTMENTS (Cost $101,186)		101,186

TOTAL INVESTMENTS - 100.1% (Cost $23,321,817)		$27,878,356
Liabilities in Excess of Other Assets - (0.1)%		(14,141)
TOTAL NET ASSETS - 100.0%		$27,864,215

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $11,822 which represented less than 0.05% of net assets.
(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(e)	Affiliated fund.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT HIGH INFLATION AND DEFLATION ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 37.5%	Shares	Value
Schwab Intermediate-Term U.S. Treasury ETF(a)	111,638	$5,475,844
Vanguard Real Estate ETF	29,789	2,576,153
TOTAL EXCHANGE TRADED FUNDS (Cost $8,030,067)		8,051,997

SHORT-TERM INVESTMENTS - 62.5%
Money Market Funds - 22.2%
First American Government Obligations Fund - Class X, 5.23%(b)	4,772,193	4,772,193

U.S. Treasury Bills - 40.3%	Par
5.21%, 04/11/2024(c)	$146,000	145,791
5.22%, 04/18/2024(c)	435,000	433,940
5.25%, 04/30/2024(c)	8,122,000	8,087,914
		8,667,645
TOTAL SHORT-TERM INVESTMENTS (Cost $13,439,838)		13,439,838

TOTAL INVESTMENTS - 100.0% (Cost $21,469,905)		$21,491,835
Liabilities in Excess of Other Assets – (0.0)%(d)		(1,501)
TOTAL NET ASSETS - 100.0%		$21,490,334

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(c)	The rate shown is the effective yield.
(d)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT TAIL RISK ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 64.6%		Shares	Value
Alpha Architect 1-3 Month Box ETF(e)(f)(h)		1,105,000	$117,638,300
TOTAL EXCHANGE TRADED FUNDS (Cost $112,023,776)			117,638,300

PURCHASED OPTIONS - 64.8%(a)(b)(c)	Notional Amount	Contracts
Call Options - 31.0%			—
S&P 500® Index, Expiration: 06/21/2024; Exercise Price: $4,000.00	$227,513,355	433	55,930,610
SPDR S&P 500® ETF Trust, Expiration: 06/21/2024; Exercise Price:$1.01(d)	627,684	12	609,372
Total Call Options			56,539,982

Put Options - 33.8%			—
S&P 500® Index		—	—
Expiration: 04/12/2024; Exercise Price: $5,150.00	181,800,510	346	427,310
Expiration: 04/19/2024; Exercise Price: $2,200.00	1,330,401,420	2,532	12,660
Expiration: 05/17/2024; Exercise Price: $2,200.00	1,141,244,820	2,172	21,720
Expiration: 06/21/2024; Exercise Price: $8,200.00	107,714,175	205	58,548,000
Expiration: 06/21/2024; Exercise Price: $5,000.00	227,513,355	433	1,778,331
Expiration: 06/21/2024; Exercise Price: $2,200.00	1,324,096,200	2,520	94,500
Expiration: 07/19/2024; Exercise Price: $2,500.00	1,109,718,720	2,112	248,160
Expiration: 08/16/2024; Exercise Price: $2,500.00	183,902,250	350	63,000
SPDR S&P 500® ETF Trust, Expiration: 06/21/2024; Exercise Price:$1,001.01(d)	627,684	12	577,044
Total Put Options			61,770,725
TOTAL PURCHASED OPTIONS (Cost $116,771,400)			118,310,707

SHORT-TERM INVESTMENTS - 0.1%		Shares
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 5.23%(g)		160,483	160,483
TOTAL SHORT-TERM INVESTMENTS (Cost $160,483)			160,483

TOTAL INVESTMENTS - 129.5% (Cost $228,955,659)			$236,109,490
Liabilities in Excess of Other Assets - (29.5)%			(53,794,760)
TOTAL NET ASSETS - 100.0%			$182,314,730

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Purchased option contracts are held in connection with corresponding written option contracts. See the Schedule of Written Options for further information.
(d)	FLexible EXchange® Options.
(e)	Non-income producing security.
(f)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(g)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(h)	Affiliated fund.
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT TAIL RISK ETF
SCHEDULE OF WRITTEN OPTIONS
March 31, 2024 (Unaudited)

OPTIONS WRITTEN - (29.6)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (8.1)%
S&P 500® Index, Expiration: 06/21/2024; Exercise Price: $5,000.00	$(227,513,355)	(433)	$(14,740,186)
SPDR S&P 500® ETF Trust, Expiration: 06/21/2024; Exercise Price:$1,001.01(c)	(627,684)	(12)	(888)
Total Call Options			(14,741,074)

Put Options - (21.5)%
S&P 500® Index	—	—	—
Expiration: 04/12/2024; Exercise Price: $5,200.00	(181,800,510)	(346)	(738,710)
Expiration: 06/21/2024; Exercise Price: $7,200.00	(107,714,175)	(205)	(38,315,525)
Expiration: 06/21/2024; Exercise Price: $4,000.00	(227,513,355)	(433)	(223,861)
SPDR S&P 500® ETF Trust, Expiration: 06/21/2024; Exercise Price: $1.01(c)	(627,684)	(12)	(912)
Total Put Options			(39,279,008)
TOTAL OPTIONS WRITTEN (Premiums received $51,811,445)			$(54,020,082)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	FLexible EXchange® Options.
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT 1-3 MONTH BOX ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

PURCHASED OPTIONS - 115.7%(a)(b)(c)	Notional Amount	Contracts	Value
Call Options - 61.8%			—
S&P 500® Index		—	—
Expiration: 06/21/2024; Exercise Price: $4,000.01(d)	$348,888,840	664	$85,768,880
Expiration: 06/21/2024; Exercise Price: $4,000.00	4,401,568,995	8,377	1,082,057,090
SPDR S&P 500® ETF Trust		—	—
Expiration: 06/21/2024; Exercise Price: $10.01(d)	57,276,165	1,095	53,220,285
Expiration: 06/21/2024; Exercise Price: $1.01(d)	4,132,253	79	4,011,699
Total Call Options			1,225,057,954

Put Options - 53.9%			—
S&P 500® Index		—	—
Expiration: 06/21/2024; Exercise Price: $5,000.01(d)	348,888,840	664	2,727,048
Expiration: 06/21/2024; Exercise Price: $5,000.00	4,401,568,995	8,377	34,404,339
SPDR S&P 500® ETF Trust		—	—
Expiration: 06/21/2024; Exercise Price: $10,010.01(d)	57,276,165	1,095	1,027,906,065
Expiration: 06/21/2024; Exercise Price: $1,001.01(d)	4,132,253	79	3,798,873
Total Put Options			1,068,836,325
TOTAL PURCHASED OPTIONS (Cost $2,186,905,771)			2,293,894,279

SHORT-TERM INVESTMENTS - 0.0%(e)		Shares
Money Market Funds - 0.0%(e)
First American Government Obligations Fund - Class X, 5.23%(f)		359,351	359,351
TOTAL SHORT-TERM INVESTMENTS (Cost $359,351)			359,351

TOTAL INVESTMENTS - 115.7% (Cost $2,187,265,122)			$2,294,253,630
Liabilities in Excess of Other Assets - (15.7)%			(312,881,500)
TOTAL NET ASSETS - 100.0%			$1,981,372,130

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Purchased option contracts are held in connection with corresponding written option contracts. See the Schedule of Written Options for further information.
(d)	FLexible EXchange® Options.
(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day effective yield as of March 31, 2024.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT 1-3 MONTH BOX ETF
SCHEDULE OF WRITTEN OPTIONS
March 31, 2024 (Unaudited)

OPTIONS WRITTEN - (15.7)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (15.5)%
S&P 500® Index	—	—	—
Expiration: 06/21/2024; Exercise Price: $5,000.01(c)	$(348,888,840)	(664)	$(22,603,888)
Expiration: 06/21/2024; Exercise Price: $5,000.00	(4,401,568,995)	(8,377)	(285,169,834)
SPDR S&P 500® ETF Trust	—	—	—
Expiration: 06/21/2024; Exercise Price: $10,010.01(c)	(57,276,165)	(1,095)	(81,030)
Expiration: 06/21/2024; Exercise Price: $1,001.01(c)	(4,132,253)	(79)	(5,846)
Total Call Options			(307,860,598)

Put Options - (0.2)%
S&P 500 Index	—	—	—
Expiration: 06/21/2024; Exercise Price: $4,000.01(c)	(348,888,840)	(664)	(343,288)
Expiration: 06/21/2024; Exercise Price: $4,000.00	(4,401,568,995)	(8,377)	(4,330,909)
SPDR S&P 500 ETF Trust	—	—	—
Expiration: 06/21/2024; Exercise Price: $1.01(c)	(4,132,253)	(79)	(6,004)
Expiration: 06/21/2024; Exercise Price: $10.01(c)	(57,276,165)	(1,095)	(83,220)
Total Put Options			(4,763,421)
TOTAL OPTIONS WRITTEN (Premiums received $228,863,461)			$(312,624,019)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	FLexible EXchange® Options.
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2024 (Unaudited)

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF
Assets:
Investments in securities, at value (See Note 2)	$343,025,061	$157,819,368
Cash	172,172	39,503
Receivable for fund shares sold	—	10,739,800
Dividends and interest receivable	275,957	1,724,081
Total assets	343,473,190	170,322,752

Liabilities:
Foreign currency due to custodian	—	3,207,111
Payable for fund shares redeemed	—	10,739,800
Payable for investment securities purchased	—	209,688
Accrued investment advisory fees (See Note 4)	82,490	50,948
Total liabilities	82,490	14,207,547
Net Assets	$343,390,700	$156,115,205

Net Assets Consist of:
Paid-in capital	$399,176,248	$233,291,520
Total distributable earnings (accumulated deficit)	(55,785,548)	(77,176,315)
Net Assets:	$343,390,700	$156,115,205

Calculation of Net Asset Value Per Share:
Net Assets	$343,390,700	$156,115,205
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	7,640,000	5,825,000
Net Asset Value per Share	$44.95	$26.80

Cost of Investments in Securities	$301,540,857	$147,804,100

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2024 (Unaudited)

	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF
Assets:
Investments in securities, at value (See Note 2)	$210,527,950	$86,221,890
Cash	79,990	—
Receivable for fund shares sold	4,707,472	24,146,183
Dividends and interest receivable	40,095	574,716
Foreign currency, at value	—	570,222
Receivable for investments sold	—	94,111
Total assets	215,355,507	111,607,122

Liabilities:
Payable for fund shares redeemed	—	24,146,183
Payable for investment securities purchased	4,645,848	106,947
Foreign currency due to custodian	—	551,213
Accrued investment advisory fees (See Note 4)	50,479	27,848
Total liabilities	4,696,327	24,832,191
Net Assets	$210,659,180	$86,774,931

Net Assets Consist of:
Paid-in capital	$260,872,086	$157,146,204
Total distributable earnings (accumulated deficit)	(50,212,906)	(70,371,273)
Net Assets:	$210,659,180	$86,774,931

Calculation of Net Asset Value Per Share:
Net Assets	$210,659,180	$86,774,931
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	3,570,000	2,975,000
Net Asset Value per Share	$59.01	$29.17

Cost of Investments in Securities	$183,918,664	$80,827,923
Cost of Foreign Currency	$—	$571,160

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2024 (Unaudited)

	Alpha Architect Value Momentum Trend ETF	Alpha Architect High Inflation and Deflation ETF
Assets:
Affiliated investments, at value (See Note 2)(1)	$27,777,170	$—
Non-affiliated investments, at value (See Note 2)	101,186	21,491,835
Deposit at broker for securities sold short	963	—
Securities lending income receivable (See Note 5)	5,482	—
Dividends and interest receivable	264	2,850
Total assets	27,885,065	21,494,685

Liabilities:
Due to securities lending agent (See Note 5)	12,451	—
Accrued investment advisory fees, net (See Note 4)	8,399	4,351
Total liabilities	20,850	4,351
Net Assets	$27,864,215	$21,490,334

Net Assets Consist of:
Paid-in capital	$47,426,818	$22,011,594
Total distributable earnings (accumulated deficit)	(19,562,603)	(521,260)
Net Assets:	$27,864,215	$21,490,334

Calculation of Net Asset Value Per Share:
Net Assets	$27,864,215	$21,490,334
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	1,080,000	930,000
Net Asset Value per Share	$25.80	$23.11

Cost of Investments in Affiliates	$23,220,631	$—
Cost of Non-Affiliated Investments	$101,186	$21,469,905
(1)Includes loaned securities with a value of	$11,822	$—

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2024 (Unaudited)

	Alpha Architect Tail Risk ETF	Alpha Architect 1-3 Month Box ETF (1)
Assets:
Non-affiliated investments, at value (See Note 2)	$118,471,190	$2,294,253,630
Affiliated investments, at value (See Note 2)	117,638,300	—
Cash	—	1,943
Receivable for fund shares sold	—	18,089,870
Receivable for investments sold	707,915	37,268
Deposit at broker for options	5,672	5,258
Dividends and interest receivable	422	1,274
Broker interest and fees receivable	1,695	48
Total assets	236,825,194	2,312,389,291

Liabilities:
Options written, at value (See Note 2)	54,020,082	312,624,019
Payable for investment securities purchased	413,528	18,103,244
Accrued investment advisory fees (See Note 4)	76,854	289,898
Total liabilities	54,510,464	331,017,161
Net Assets	$182,314,730	$1,981,372,130

Net Assets Consist of:
Paid-in capital	$244,004,126	$2,011,120,485
Total distributable earnings (accumulated deficit)	(61,689,396)	(29,748,355)
Net Assets:	$182,314,730	$1,981,372,130

Calculation of Net Asset Value Per Share:
Net Assets	$182,314,730	$1,981,372,130
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	2,163,847	18,620,000
Net Asset Value per Share	$84.25	$106.41

Cost of Non-Affiliated Investments	$116,931,883	$2,187,265,122
Cost of Investments in Affiliates	$112,023,776	$—
Premiums Received from Options Written	$51,811,445	$228,863,461
(1) For the period ended November 1, 2023 to March 31, 2024. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2024 (Unaudited)

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF
Investment Income:
Dividend income (net of foreign withholding tax of $- and $157,218, respectively)	$3,229,095	$2,498,361
Interest income	16,418	15,873
Securities lending income, net (See Note 5)	33	2,210
Total investment income	3,245,546	2,516,444

Expenses:
Investment advisory fees (See Note 4)	517,188	340,678
Net expenses	517,188	340,678

Net Investment Income (Loss)	2,728,358	2,175,766

Realized and Unrealized Gain (Loss) on Investments & Foreign Currency:
Net realized gain (loss) on:
Investments	32,998,492	13,373,710
Foreign currency	—	242,876
	32,998,492	13,616,586
Net change in unrealized appreciation (depreciation) on:
Investments	23,851,803	2,692,972
Foreign currency	—	3,136,289
	23,851,803	5,829,261
Net realized and unrealized gain (loss) on investments & foreign currency:	56,850,295	19,445,847
Net Increase (Decrease) in Net Assets Resulting from Operations	$59,578,653	$21,621,613

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2024 (Unaudited)

	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF
Investment Income:
Dividend income (net of foreign withholding tax of $- and $119,591, respectively)	$603,966	$818,687
Interest income	11,332	6,804
Securities lending income, net (See Note 5)	12	—
Total investment income	615,310	825,491

Expenses:
Investment advisory fees (See Note 4)	295,764	173,211
Net expenses	295,764	173,211

Net Investment Income (Loss)	319,546	652,280

Realized and Unrealized Gain (Loss) on Investments & Foreign Currency:
Net realized gain (loss) on:
Investments	26,170,389	7,630,558
Foreign currency	—	126,403
	26,170,389	7,756,961
Net change in unrealized appreciation (depreciation) on:
Investments	27,039,410	6,273,477
Foreign currency	—	933,821
	27,039,410	7,207,298
Net realized and unrealized gain (loss) on investments & foreign currency:	53,209,799	14,964,259
Net Increase (Decrease) in Net Assets Resulting from Operations	$53,529,345	$15,616,539

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2024 (Unaudited)

	Alpha Architect Value Momentum Trend ETF		Alpha Architect High Inflation and Deflation ETF
Investment Income:
Dividend income from affiliates	$472,913		$—
Dividend income from non-affiliates	—		76,342
Interest income	32,264		351,622
Securities lending income, net (See Note 5)	15,668		—
Total investment income	520,845	520,845	427,964

Expenses:
Investment advisory fees, net (See Note 4)	71,137		26,541
Total expenses	71,137		26,541
Less: Reimbursement of expenses from Advisor (See Note 4)	(27,377)		(2,906)
Net expenses	43,760		23,635

Net Investment Income (Loss)	477,085		404,329

Realized and Unrealized Gain (Loss) on Investments & Securities Sold Short:
Net realized gain (loss) on:
Investments in affiliates	1,650,393		—
Investments in non-affiliates	—		(170,224)
Securities sold short	(828,965)		—
	821,428		(170,224)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliates	4,269,914		—
Investments in non-affiliates	—		48,380
	4,269,914		48,380
Net realized and unrealized gain (loss) on investments & securities sold short:	5,091,342		(121,844)
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,568,427		$282,485

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2024 (Unaudited)

	Alpha Architect Tail Risk ETF	Alpha Architect 1-3 Month Box ETF(1)
Investment Income:
Interest income	$4,117	$—
Total investment income	4,117	—

Expenses:
Investment advisory fees (See Note 4)	543,022	1,597,743
Total expenses	543,022	1,597,743
Less: Reimbursement of expenses from Advisor (See Note 4)	(108,709)	(809,189)
Net expenses	434,313	788,554

Net Investment Income (Loss)	(430,196)	(789,854)

Realized and Unrealized Gain (Loss) on Investments & Written Options:
Net realized gain (loss) on:
Investments in affiliates	(2)	—
Investments in non-affiliates	342,593,362	(239,824,242)
Written Options	(355,906,132)	243,528,001
	(13,312,772)	3,703,759
Net change in unrealized appreciation (depreciation) on:
Investments in affiliates	2,952,300	—
Investments in non-affiliates	11,752,812	100,990,028
Written Options	5,105,747	(82,668,635)
	19,810,859	18,321,393
Net realized and unrealized gain (loss) on investments & written options:	6,498,087	22,025,152
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,067,891	$21,236,598

(1) For the period ended November 1, 2023 to March 31, 2024. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Alpha Architect U.S. Quantitative Value ETF		Alpha Architect International Quantitative Value ETF
	For the Period Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	For the Period Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$2,728,358	$5,476,897	$2,175,766	$7,190,747
Net realized gain (loss) on investments & foreign currency	32,998,492	18,716,123	13,616,586	(3,903,688)
Net change in unrealized appreciation (depreciation) on investments & foreign currency	23,851,803	33,513,536	5,829,261	29,690,037
Net increase (decrease) in net assets resulting from operations	59,578,653	57,706,556	21,621,613	32,977,096

Distributions to Shareholders:
Distributable earnings	(2,416,398)	(5,720,298)	(2,856,350)	(15,398,314)
Total distributions to shareholders	(2,416,398)	(5,720,298)	(2,856,350)	(15,398,314)

Capital Share Transactions:
Proceeds from shares sold	291,476,846	289,669,681	101,106,193	166,148,095
Payments for shares redeemed	(283,101,255)	(251,704,860)	(115,433,957)	(137,521,678)
Transaction Fees (See Note 1)	—	1	—	500
Net increase (decrease) in net assets derived from net change in capital share transactions	8,375,591	37,964,822	(14,327,764)	28,626,917
Net Increase (Decrease) in Net Assets	65,537,846	89,951,080	4,437,499	46,205,699

Net Assets:
Beginning of period	277,852,854	187,901,774	151,677,706	105,472,007
End of period	$343,390,700	$277,852,854	$156,115,205	$151,677,706

Changes in Shares Outstanding:
Shares outstanding, beginning of period	7,480,000	6,440,000	6,425,000	5,200,000
Shares sold	7,220,000	8,340,000	4,000,000	7,025,000
Shares repurchased	(7,060,000)	(7,300,000)	(4,600,000)	(5,800,000)
Shares outstanding, end of period	7,640,000	7,480,000	5,825,000	6,425,000

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Alpha Architect U.S. Quantitative Momentum ETF		Alpha Architect International Quantitative Momentum ETF
	For the Period Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	For the Period Ended January 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$319,546	$1,912,504	$652,280	$2,595,556
Net realized gain (loss) on investments & foreign currency	26,170,389	(13,661,716)	7,756,961	(1,092,297)
Net change in unrealized appreciation (depreciation) on investments & foreign currency	27,039,410	4,866,116	7,207,298	5,502,530
Net increase (decrease) in net assets resulting from operations	53,529,345	(6,883,096)	15,616,539	7,005,789

Distributions to Shareholders:
Distributable earnings	(1,434,103)	(2,115,259)	(2,136,152)	(3,768,945)
Total distributions to shareholders	(1,434,103)	(2,115,259)	(2,136,152)	(3,768,945)

Capital Share Transactions:
Proceeds from shares sold	256,235,649	220,184,121	100,184,432	112,964,493
Payments for shares redeemed	(242,992,710)	(157,210,632)	(100,913,848)	(97,628,132)
Transaction Fees (See Note 1)	—	7,116	—	52
Net increase (decrease) in net assets derived from net change in capital share transactions	13,242,939	62,980,605	(729,416)	15,336,413
Net Increase (Decrease) in Net Assets	65,338,181	53,982,250	12,750,971	18,573,257

Net Assets:
Beginning of period	145,320,999	91,338,749	74,023,960	55,450,703
End of period	$210,659,180	$145,320,999	$86,774,931	$74,023,960

Changes in Shares Outstanding:
Shares outstanding, beginning of period	3,370,000	2,070,000	3,025,000	2,425,000
Shares sold	5,030,000	4,700,000	3,650,000	4,400,000
Shares repurchased	(4,830,000)	(3,400,000)	(3,700,000)	(3,800,000)
Shares outstanding, end of period	3,570,000	3,370,000	2,975,000	3,025,000

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Alpha Architect Value Momentum Trend ETF		Alpha Architect High Inflation and Deflation ETF
	For the Period Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	For the Period Ended March 31, 2024 (Unaudited)	Period Ended September 30, 2023⁽¹⁾
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$477,085	$2,084,371	$404,329	$730,617
Net realized gain (loss) on investments & securities sold short	821,428	(3,092,197)	(170,224)	(550,547)
Net change in unrealized appreciation (depreciation) on investments & securities sold short	4,269,914	(1,993,560)	48,380	(26,450)
Net increase (decrease) in net assets resulting from operations	5,568,427	(3,001,386)	282,485	153,620

Distributions to Shareholders:
Distributable earnings	(1,247,610)	(877,779)	(665,962)	(292,778)
Total distributions to shareholders	(1,247,610)	(877,779)	(665,962)	(292,778)

Capital Share Transactions:
Proceeds from shares sold	2,577,235	1,415,122	9,807,316	18,377,775
Payments for shares redeemed	(14,106,998)	(3,828,931)	(4,485,245)	(1,690,136)
Transaction Fees (See Note 1)	—	—	1,441	1,818
Net increase (decrease) in net assets derived from net change in capital share transactions	(11,529,763)	(2,413,809)	5,323,512	16,689,457
Net Increase (Decrease) in Net Assets	(7,208,946)	(6,292,974)	4,940,035	16,550,299

Net Assets:
Beginning of period	35,073,161	41,366,135	16,550,299	—
End of period	$27,864,215	$35,073,161	$21,490,334	$16,550,299

Changes in Shares Outstanding:
Shares outstanding, beginning of period	1,560,000	1,660,000	700,000	—
Shares sold	120,000	60,000	420,000	770,000
Shares repurchased	(600,000)	(160,000)	(190,000)	(70,000)
Shares outstanding, end of period	1,080,000	1,560,000	930,000	700,000

(1) The Fund commenced operations on November 17, 2022.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Alpha Architect Tail Risk ETF
	For the Period Ended March 31, 2024 (Unaudited)	For the Period Ended September 30, 2023(1)(2)	Year Ended February 28, 2023(4)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(430,196)	$(419,237)	(1,019,600)
Net realized gain (loss) on investments & written options	(13,312,772)	23,737,339	(16,443,146)
Net change in unrealized appreciation (depreciation) on investments & written options	19,810,859	(12,612,906)	(2,289,283)
Net increase (decrease) in net assets resulting from operations	6,067,891	10,705,196	(19,752,029)

Distributions to Shareholders:
Distributable earnings	—	—	—
Total distributions to shareholders	—	—	—

Capital Share Transactions(3):
Proceeds from shares sold	11,654,582	36,134,083	62,236,684
Payments for shares redeemed	—	(6,566,718)	(113,157,924)
Transaction Fees (See Note 1)	2,209	4,387	—
Net increase (decrease) in net assets derived from net change in capital share transactions	11,656,791	29,571,752	(44,921,240)
Net Increase (Decrease) in Net Assets	17,724,682	40,276,948	(64,673,240)

Net Assets:
Beginning of period	164,590,048	124,313,100	188,986,369
End of period	$182,314,730	$164,590,048	$124,313,100

Changes in Shares Outstanding(3):
Shares outstanding, beginning of period	2,023,847	1,640,927	2,272,177
Shares sold	140,000	463,303	875,194
Shares repurchased	—	(80,383)	(1,506,444)
Shares outstanding, end of period	2,163,847	2,023,847	1,640,927

(1) The Fund acquired all of the assets and liabilities of the Arin Large Cap Theta Fund ("Predecessor Fund") in a reorganization on March 6, 2023. The Predecessor Fund’s Institutional Class Shares' performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to March 6, 2023, reflects that of the Predecessor Fund's Institutional Class Shares.
(2) Reflects reorganization from the Predecessor Fund on March 6, 2023. See Note 1.
(3) Effective March 22, 2023, the Alpha Architect Tail Risk ETF had a 1:8 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:8 stock split.
(4) Reflects historical information of the Predecessor Fund.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Alpha Architect 1-3 Month Box ETF
	For the Period Ended March 31, 2024 (Unaudited)(2)	For the Period Ended October 31, 2023(1)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(788,554)	$(347,053)
Net realized gain (loss) on investments & written options	3,703,759	4,910,985
Net change in unrealized appreciation (depreciation) on investments & written options	18,321,393	4,906,557
Net increase (decrease) in net assets resulting from operations	21,236,598	9,470,489

Distributions to Shareholders:
Distributable earnings	—	—
Total distributions to shareholders	—	—

Capital Share Transactions:
Proceeds from shares sold	1,508,956,120	564,203,019
Payments for shares redeemed	(93,384,420)	(29,241,791)
Transaction Fees (See Note 1)	94,482	37,633
Net increase (decrease) in net assets derived from net change in capital share transactions	1,415,666,182	534,998,861
Net Increase (Decrease) in Net Assets	1,436,902,780	544,469,350

Net Assets:
Beginning of period	544,469,350	—
End of period	$1,981,372,130	$544,469,350

Changes in Shares Outstanding:
Shares outstanding, beginning of period	5,230,000	—
Shares sold	14,270,000	5,520,000
Shares repurchased	(880,000)	(290,000)
Shares outstanding, end of period	18,620,000	5,230,000

(1) The Fund commenced operations on December 28, 2022.
(2) For the period ended November 1, 2023 to March 31, 2024. See Note 1.
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

FINANCIAL HIGHLIGHTS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income (Loss)	Return of Capital Distribution	Total Distributions	Transaction Fees (9)	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000's)	Net Expenses(3)(4)	Gross Expenses(3)	Net Investment Income (Loss)(3)	Portfolio Turnover Rate(5)
Alpha Architect U.S. Quantitative Value ETF
Six Months Ended March 31, 2024 (Unaudited)	$37.15	0.37	7.76	8.13	(0.33)	-	(0.33)	-	$44.95	21.96%	$343,391	0.35%	0.35%	1.86%	125%
Year Ended September 30, 2023	$29.18	0.78	8.00	8.78	(0.81)	-	(0.81)	-	$37.15	30.39%	$277,853	0.42%	0.42%	2.27%	101%
Year Ended September 30, 2022	$34.15	0.60	(4.94)	(4.34)	(0.63)	-	(0.63)	-	$29.18	-12.99%	$187,902	0.49%	0.49%	1.73%	89%
Year Ended September 30, 2021	$24.44	0.42	9.74	10.16	(0.45)	-	(0.45)	-	$34.15	41.82%	$213,768	0.49%	0.49%	1.33%	44%
Year Ended September 30, 2020	$27.86	0.59	(3.51)	(2.92)	(0.50)	-	(0.50)	-	$24.44	-10.52%	$113,653	0.49%	0.49%	2.36%	78%
Year Ended September 30, 2019	$31.04	0.51	(3.32)	(2.81)	(0.37)	-	(0.37)	-	$27.86	-8.43%	$91,941	0.59%	0.59%	1.83%	77%

Alpha Architect International Quantitative Value ETF
Six Months Ended March 31, 2024 (Unaudited)	$23.61	0.36	3.30	3.66	(0.47)	-	(0.47)	-	$26.80	15.67%	$156,115	0.46%	0.46%	2.91%	71%
Year Ended September 30, 2023	$20.28	1.25	4.79	6.04	(2.71)	-	(2.71)	-	$23.61	30.86%	$151,678	0.52%	0.52%	5.36%	74%
Year Ended September 30, 2022	$27.13	1.54	(7.72)	(6.18)	(0.67)	-	(0.67)	-	$20.28	-23.33%	$105,472	0.59%	0.59%	6.14%	124%
Year Ended September 30, 2021	$24.69	0.78	2.19	2.97	(0.53)	-	(0.53)	-	$27.13	12.00%	$133,633	0.60%	0.60%	2.78%	103%
Year Ended September 30, 2020	$26.76	0.58	(2.05)	(1.47)	(0.60)	-	(0.60)	-	$24.69	-5.47%	$92,569	0.59%	0.59%	2.26%	76%
Year Ended September 30, 2019	$30.78	0.73	(3.99)	(3.26)	(0.76)	-	(0.76)	-	$26.76	-10.46%	$80,294	0.66%	0.66%	2.70%	76%

Alpha Architect U.S. Quantitative Momentum ETF
Six Months Ended March 31, 2024 (Unaudited)	$43.12	0.09	16.24	16.33	(0.44)	-	(0.44)	-	$59.01	38.05%	$210,659	0.35%	0.35%	0.38%	212%
Year Ended September 30, 2023	$44.12	0.64	(0.91)	(0.27)	(0.73)	-	(0.73)	-	$43.12	-0.71%	$145,321	0.42%	0.42%	1.39%	193%
Year Ended September 30, 2022	$49.20	0.82	(5.84)	(5.02)	(0.06)	-	(0.06)	-	$44.12	-10.20%	$91,339	0.49%	0.49%	1.72%	125%
Year Ended September 30, 2021	$41.89	(0.07)	7.38	7.31	-	-	-	-	$49.20	17.45%	$85,114	0.49%	0.49%	(0.13%)	120%
Year Ended September 30, 2020	$30.02	0.06	11.85	11.91	(0.02)	(0.02)	(0.04)	-	$41.89	39.79%	$73,308	0.49%	0.49%	0.18%	84%
Year Ended September 30, 2019	$33.99	(0.00)(6)	(3.96)	(3.96)	(0.01)	-	(0.01)	-	$30.02	-11.63%	$55,544	0.59%	0.59%	(0.01%)	115%

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

FINANCIAL HIGHLIGHTS (CONTINUED)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income (Loss)	Return of Capital Distribution	Total Distributions	Transaction Fees (9)	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000's)	Net Expenses(3)(4)	Gross Expenses(3)	Net Investment Income (Loss)(3)	Portfolio Turnover Rate(5)
Alpha Architect International Quantitative Momentum ETF
Six Months Ended March 31, 2024 (Unaudited)	$24.47	0.23	5.25	5.48	(0.78)	-	(0.78)	-	$29.17	22.77%	$86,775	0.45%	0.45%	1.71%	83%
Year Ended September 30, 2023	$22.87	0.95	2.16	3.11	(1.51)	-	(1.51)	-	$24.47	13.50%	$74,024	0.52%	0.52%	3.72%	140%
Year Ended September 30, 2022	$34.24	1.41	(12.42)	(11.01)	(0.36)	-	(0.36)	-	$22.87	-32.52%	$55,451	0.59%	0.59%	4.86%	187%
Year Ended September 30, 2021	$28.63	0.28	5.40	5.68	(0.07)	-	(0.07)	-	$34.24	19.83%	$71,907	0.60%	0.60%	0.84%	99%
Year Ended September 30, 2020	$25.63	0.29	2.97	3.26	(0.26)	-	(0.26)	-	$28.63	13.00%	$83,024	0.59%	0.59%	1.13%	158%
Year Ended September 30, 2019	$28.39	0.28	(2.69)	(2.41)	(0.35)	-	(0.35)	-	$25.63	-8.45%	$56,388	0.66%	0.66%	1.09%	135%

Alpha Architect Value Momentum Trend ETF(7)
Six Months Ended March 31, 2024 (Unaudited)	$22.48	0.35	3.93	4.28	(0.96)	-	(0.96)	-	$25.80	19.48%	$27,864	0.28%	0.45%	3.02%	19%
Year Ended September 30, 2023	$24.92	1.29	(3.18)	(1.89)	(0.55)	-	(0.55)	-	$22.48	-7.75%	$35,073	0.95%	1.14%	5.44%	49%
Year Ended September 30, 2022	$26.69	(0.06)	(1.51)	(1.57)	(0.20)	-	(0.20)	-	$24.92	-5.95%	$41,366	2.12%	2.31%	(0.24%)	39%
Year Ended September 30, 2021	$23.91	0.15	2.65	2.80	(0.02)	-	(0.02)	-	$26.69	11.73%	$45,639	0.28%	0.49%	0.57%	3%
Year Ended September 30, 2020	$23.52	0.03	0.72	0.75	(0.36)	-	(0.36)	-	$23.91	3.10%	$49,609	1.18%	1.40%	0.14%	20%
Year Ended September 30, 2019	$28.98	0.09	(5.43)	(5.34)	(0.12)	-	(0.12)	-	$23.52	-18.43%	$81,154	1.84%	2.14%	0.37%	155%

Alpha Architect High Inflation and Deflation ETF(7)
Six Months Ended March 31, 2024 (Unaudited)	$23.64	0.52	(0.15)	0.37	(0.90)	-	(0.90)	0.00(6)	$23.11	1.53%	$21,490	0.26%	0.29%	4.42%	141%
November 17, 2022(8) to September 30, 2023	$24.95	1.35	(1.20)	0.15	(1.46)	-	(1.46)	-	$23.64	0.69%	$16,550	0.27%	0.29%	6.54%	402%

Alpha Architect Tail Risk ETF(7)(10)
Six Months Ended March 31, 2024 (Unaudited)	$81.33	(0.21)	3.13	2.92	-	-	-	0.00(6)	$84.25	3.64%	$182,315	0.50% (14)	0.63% (14)	(0.50%)	0%
March 1, 2023 to September 30, 2023(11)(12)	$75.76	(0.14)	5.71	5.57	-	-	-	-	$81.33	16.18%	$164,590	0.51% (14)	0.63% (14)	(0.46%)	0%
Year Ended February 28, 2023	$83.12	(0.48)	(6.88)	(7.36)	-	-	-	-	$75.76	-8.85%	$124,313	0.64% (14)	0.64% (14)	(0.61%)	0%
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

FINANCIAL HIGHLIGHTS (CONTINUED)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income (Loss)	Return of Capital Distribution	Total Distributions	Transaction Fees (9)	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000's)	Net Expenses(3)(4)	Gross Expenses(3)	Net Investment Income (Loss)(3)	Portfolio Turnover Rate(5)
Alpha Architect Tail Risk ETF(10) (Continued)
Year Ended February 28, 2022(12)	$90.40	(0.56)	(0.64)	(1.20)	-	(6.08)	(6.08)	-	$83.12	-1.47%	$188,926	0.63% (14)	0.63% (14)	(0.63%)	0%
Year Ended February 28, 2021(12)	$76.32	(0.56)	19.52	18.96	(0.08)	(4.80)	(4.88)	-	$90.40	24.94%	$166,869	0.65% (14)	0.65% (14)	(0.59%)	0%
Year Ended February 28, 2020(12)	$76.00	0.88	1.04	1.92	(1.60)	-	(1.60)	-	$76.32	2.55%	$96,449	0.71% (14)	0.71% (14)	1.11%	457%(13)

Alpha Architect 1-3 Month Box ETF
November 1, 2023(9) to March 31, 2024 (Unaudited)	$104.11	(0.09)	2.38	2.29	-	-	-	0.01	$106.41	2.20%	$1,981,372	0.1949%	0.3949%	(0.1949%)	0%
December 28, 2022(8) to October 31, 2023	$100.00	(0.16)	4.25	4.09	-	-	-	0.02	$104.11	4.11%	$544,469	0.1949%	0.3949%	(0.1865%)	0%

(1) Net investment income (loss) per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2) All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3) For periods of less than one year, these ratios are annualized.
(4) Net expenses include effects of any reimbursement or recoupment.
(5) Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes the impact of in-kind transactions.
(6) Rounds to less than $0.005.
(7) Net and gross expenses do not include expenses of the investment companies in which the Fund invests.
(8) Commencement of operations.
(9) See Note 1 in the Notes to Financials.
(10) Effective March 22, 2023, the Alpha Architect Tail Risk ETF had a 1:8 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:8 stock split
(11) Alpha Architect Tail Risk ETF (the “Fund”) acquired all of the assets and liabilities of the Arin Large Cap Theta Fund (“Predecessor Fund”) in a reorganization on March 6, 2023. Market price returns are calculated using the official closing price of the Fund on the listing exchange as of the time that the Fund’s NAV is calculated. Prior to the Fund’s listing on March 6, 2023, the NAV performance of the
Institutional Class Shares of the Predecessor Fund are used as proxy market price returns.

(12) Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(13) Portfolio turnover was calculated using the total long-term purchase amount of $27,391. All securities considered short-term were excluded from the calculation according to prescribed rules.
(14) Includes less than 0.01%, less than 0.01%, less than 0.01%, less than 0.01%, less than 0.01% & 0.03% of average net assets in interest expense, respectively.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS
March 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect International Quantitative Momentum ETF, Alpha Architect Value Momentum Trend ETF, Alpha Architect High Inflation and Deflation ETF and Alpha Architect Tail Risk ETF (individually, a “Fund” or collectively the “Funds”) each are a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is considered diversified under the 1940 Act. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies.

Fund	Commencement of Operations	Creation Unit Size	Listing Exchange
Alpha Architect US Quantitative Value ETF.	October 21, 2014	25,000	The Nasdaq Stock Market®
Alpha Architect International Quantitative Value ETF	January 17, 2024	25,000	The Nasdaq Stock Market®
Alpha Architect U.S. Quantitative Momentum ETF	December 2, 2015	10,000	The Nasdaq Stock Market®
Alpha Architect International Quantitative Momentum ETF	December 23, 2015	10,000	The Nasdaq Stock Market®
Alpha Architect Value Momentum Trend ETF.	May 3, 2017	10,000	The Nasdaq Stock Market®
Alpha Architect High Inflation and Deflation ETF.	November 16, 2022	10,000	The Nasdaq Stock Market®
Alpha Architect Tail Risk ETF	August 14, 2013	10,000	Cboe BZX Exchange, Inc.
Alpha Architect 1-3 Month Box ETF	December 28, 2022	10,000	Cboe BZX Exchange, Inc.

The investment objective for each Fund is to:

Fund	Investment Objective
Alpha Architect US Quantitative Value ETF.	seek long-term capital appreciation.
Alpha Architect International Quantitative Value ETF	seek long-term capital appreciation.
Alpha Architect U.S. Quantitative Momentum ETF	seek long-term capital appreciation.
Alpha Architect International Quantitative Momentum ETF	seek long-term capital appreciation.
Alpha Architect Value Momentum Trend ETF.	seek long-term capital appreciation while attempting to minimize market drawdown.
Alpha Architect High Inflation and Deflation ETF.	seek long-term total return
Alpha Architect Tail Risk ETF	seek maximum total return through a combination of capital appreciation and current income.
Alpha Architect 1-3 Month Box ETF
seek to provide investment results that, before fees and
expenses, equals or exceeds the price and yield performance of an investment that tracks the 1-3 month sector of the
United States Treasury Bill market.

Alpha Architect Tail Risk ETF converted from an open-end mutual fund to an exchange-traded fund (“ETF”) on March 6, 2023. The Fund is the successor to the Arin Large Cap Theta Fund (the “Predecessor Fund”), a series of the Starboard Investment Trust, which had the same investment objective as the Fund. Arin Risk Advisors, LLC, was also the adviser to the Predecessor Fund. Effective March 6, 2023, the assets and liabilities of the Predecessor Fund were transferred to the Fund in exchange for shares of the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, for tax purposes the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by the Fund in connection with the reorganization were paid by the Sub-Adviser.

The fiscal year end of the Predecessor Fund was February 28th; after conversion, the Fund changed its fiscal year end to September 30th. Operations prior to March 6, 2023 were for the Predecessor Fund. As of March 6, 2023, the net assets of the

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

Predecessor Fund were $126,488,085, including $2,569,806 of net unrealized appreciation of investments, all of which were transferred into the Fund at the closing of the reorganization. The transfer of net assets resulted in the creation of 13,152,191 shares of the Fund and an initial NAV per share of $9.62 at the closing of the reorganization.

The primary purpose of the reorganization into the Trust was to provide shareholders the continued benefit of a stable and highly regulated investment vehicle in addition to the benefits of tax efficiency.

The reorganization was accomplished by a tax-free exchange of shares. Fees and expenses incurred to affect the reorganizations were borne by the Sub-Advisor. The reorganization did not result in a material change to the Predecessor Fund’s investment portfolios as compared to that of the Fund. There are no material differences in accounting policies of the Predecessor Fund as compared to that of the Fund.

The Fund did not purchase or sell securities following the reorganization for purposes of realigning its investment portfolio. Accordingly, the acquisition of the Predecessor Fund did not affect the Fund’s portfolio turnover ratio for the year ended September 30, 2023.

On March 22, 2023, shares of the Alpha Architect Tail Risk ETF were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to decrease the number of shares outstanding and increase the net asset value. The reverse stock split has no impact on the net assets of the Fund or the value of a shareholder’s investment in the Fund. A summary of the reverse stock split is as follows:

Effective Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
3/22/2023	1:8	$9.56	$76.51	13,150,783	1,643,847

Effective December 15, 2023, Alpha Architect 1-3 Month BOX ETF’s fiscal year changed to September 30th.

Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of a Fund effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Funds, of up to 2.00% of the value of the order in addition to the Standard Transaction Fee. Variable Transaction Fees received by each Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Funds impose transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by a Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds’ Shares.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

(“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Exchange-traded options (other than FLEX Options) are valued at the mean of the last quoted bid and ask prices at 4:00 p.m. eastern time as provided by a third-party pricing service from the primary exchange or the board of trade on which such options are traded. Exchange-traded options will be valued on the basis of prices provided by pricing services when such prices are reasonably believed to reflect the market value of such options and may include the use of composite or National Best Bid and Offer (“NBBO”) pricing information provided by the pricing services.

FLEX Options will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when a FLEX Option has a same-day market trading price at the official close of that exchange’s trading day, this same-day market trading price will be used for the FLEX Option value instead of the exchange’s model-based price.

Any options which share all the same contractual terms or are only different due to a de minimis difference in such options strike price shall share the same valuation (a “Substantially Similar Option”). A de minimis difference shall mean a difference in the strike price of Substantially Similar Options which is $0.01 or less. When two or more Substantially Similar Options are determined to share the same valuation pursuant to this paragraph the value determined for the Substantially Similar Option which is a FLEX Option shall be used to value each such Substantially Similar Option. Any in the money Substantially Similar Options shall share the same value except they may be adjusted by up to $0.01 to reflect the difference of the amount of moneyness of each Substantially Similar Option.

No option prices adjusted per the policies above shall fall outside the last quoted bid and ask prices at 4:00 p.m. eastern time. Notwithstanding anything to the contrary above, any expired cash settled option shall be valued at its intrinsic value.

An option may be fair valued when: (i) the option does not trade on the valuation date and a reliable last quoted bid and ask price at the valuation time is not readily available or (ii) the Fund’s Adviser, Discretionary Sub-Adviser (if applicable), or Fund management does not believe the prices provided by the pricing services or exchange reflect the current market value of such option.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2024, the Funds did not hold any securities valued by an investment committee.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of March 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Alpha Architect U.S. Quantitative Value ETF
Assets
Common Stocks	$342,262,672	$—	$—	$342,262,672
Money Market Funds	762,389	—	—	762,389
Total Investments in Securities	$343,025,061	$—	$—	$343,025,061

Alpha Architect International Quantitative Value ETF
Assets
Common Stocks	$153,753,680	$—	$—	$153,753,680
Money Market Funds	4,065,688	—	—	4,065,688
Total Investments in Securities	$157,819,368	$—	$—	$157,819,368

Refer to the Schedule of Investments for industry or country classifications.

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Alpha Architect U.S. Quantitative Momentum ETF
Assets
Common Stocks	$210,107,868	$—	$—	$210,107,868
Money Market Funds	420,082	—	—	420,082
Total Investments in Securities	$210,527,950	$—	$—	$210,527,950

Alpha Architect International Quantitative Momentum ETF
Assets
Common Stocks	$86,221,890	$—	$—	$86,221,890
Total Investments in Securities	$86,221,890	$—	$—	$86,221,890

Alpha Architect Value Momentum Trend ETF
Assets
Exchange Traded Funds	$27,777,170	$—	$—	$27,777,170
Investments Purchased with Proceeds from Securities Lending	12,451	—	—	12,451
Money Market Funds	88,735	—	—	88,735
Total Investments in Securities	$27,878,356	$—	$—	$27,878,356

Alpha Architect High Inflation and Deflation ETF
Assets
Exchange Traded Funds	$8,051,997	$—	$—	$8,051,997
Money Market Funds	4,772,193	—	—	4,772,193
U.S. Treasury Bills	—	8,667,645	—	8,667,645
Total Investments in Securities	$12,824,190	$8,667,645	$—	$21,491,835

Alpha Architect Tail Risk ETF
Assets
Purchased Options	$—	$118,310,707	$—	$118,310,707
Exchange Traded Funds	117,638,300	—	—	117,638,300
Money Market Funds	160,483	—	—	160,483
Total Investments in Securities	$117,798,783	$118,310,707	$—	$236,109,490
Liabilities:	$—	$(54,020,082)	$—	$(54,020,082)
Written Options	—	—	—	—
Total Investments in Securities	$—	$(54,020,082)	$—	$(54,020,082)

Refer to the Schedule of Investments for further classifications.

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Alpha Architect 1-3 Month Box ETF
Assets
Purchased Options	$—	$2,293,894,279	$—	$2,293,894,279
Money Market Funds	359,351	—	—	359,351
Total Assets	$359,351	$2,293,894,279		$2,294,253,630

Liabilities:	$—	$(312,624,019)	$—	$(312,624,019)
Written Options	—	—	—	—
Total Investments in Securities	$—	$(312,624,019)	$—	$(312,624,019)

Refer to the Schedule of Investments for further classifications.

During the fiscal period ended March 31, 2024, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Options Contracts. In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). Alpha Architect Tail Risk ETF’s portfolio includes several types of FLEX Options, including both purchased and written put and call options (as further described below). The FLEX Options are all European style options, which means that they are exercisable at the strike price only on the FLEX Option expiration date. FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. FLEX Options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles (European style versus American style options which are exercisable any time prior to the expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of the over-the-counter option positions.

Each FLEX Option contract entitles the holder thereof (i.e., the purchaser of the FLEX Option) the option to purchase (for the call options) or sell (for the put options) the cash value of the reference asset as of the close of the market on the FLEX Option expiration date at the strike price. The Fund intends to be structured so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered, and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchange that the FLEX Options are listed on do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

The OCC guarantees performance by each of the counterparties to FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. Subject to determination by the Securities Committee of the OCC, adjustments may be made to the FLEX Options for certain events (collectively, “Corporate Actions”) specified in the OCC’s by-laws and rules: certain stock dividends or distributions, stock splits, reverse stock splits, rights offerings, distributions, reorganizations, recapitalizations, or reclassifications with respect to an underlying security, or a merger, consolidation, dissolution or liquidation of the issuer of the underlying security. According to the OCC’s by-laws, the nature and extent of any such adjustment is to be determined by the OCC’s Securities Committee, in light of the circumstances known to it at the time such determination is made, based on its judgment as to what is appropriate for the protection of investors and the public interest, taking into account such factors as fairness to holders and writers (or purchasers and sellers) of the affected options, the maintenance of a fair and orderly market in the affected options, consistency of interpretation and practice, efficiency of exercise settlement procedures, and the coordination with other clearing agencies of the clearance and settlement of transactions in the underlying interest.

The value of derivative instruments on the Statements of Assets and Liabilities for the Alpha Architect Tail Risk ETF and Alpha Architect 1-3 Month Box ETF as of March 31, 2024, are as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Purchased Options, at Value	Written Options, at Value
Alpha Architect Tail Risk ETF	$118,310,707	$54,020,082
Alpha Architect 1-3 Month Box ETF	$2,293,894,279	$312,624,019

The effect of derivative instruments on the Statement of Operations for the period ended March 31, 2024 is as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain (Loss) on Derivatives Recognized in Income
	Purchased Options	Purchased Options in-kind	Written Options	Written Options in-kind
Alpha Architect Tail Risk ETF	$342,591,300	$—	$(355,906,132)	$—
Alpha Architect 1-3 Month Box ETF	$(210,496,714)	$(29,350,050)	$129,921,149	$113,606,852
(1) Realized gain (loss) on purchased options is included within the net realized (loss) on investments balance on the Statements of Operations.

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
	Purchased Options	Written Options
Alpha Architect Tail Risk ETF	$11,752,812	$5,105,747
Alpha Architect 1-3 Month Box ETF	$100,990,028	$(82,668,635)
(1) Unrealized gain (loss) on purchased options is included within the change in net unrealized gain (loss) on investments balance on the Statements of Operations.

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

The average volume of derivative activity for the period ended March 31, 2024 is as follows:

	Purchased Options	Written Options
	Average Monthly Market Value	Average Monthly Market Value
Alpha Architect Tail Risk ETF	$108,353,392	$(47,254,371)
Alpha Architect 1-3 Month Box ETF	$1,429,902,716	$(292,577,894)

C.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

D.Federal Income Taxes. Each Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to a Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended March 31, 2024, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended March 31, 2024, the Funds did not have liabilities for any unrecognized tax benefits. A Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Funds’ Statement of Operations. During the fiscal period ended March 31, 2024, the Funds did not incur any interest or penalties. Each Fund is subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations.

Each Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

E.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from a Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

Distributions to shareholders from net investment income for Alpha Architect U.S. Quantitative Value ETF and Alpha Architect International Quantitative Value ETF are declared and paid on a quarterly basis. Distributions to shareholders from net investment income for Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect International Quantitative Momentum ETF, Alpha Architect Value Momentum Trend ETF, Alpha Architect High Inflation and Deflation ETF and Alpha Architect Tail Risk ETF are declared and paid on an annual basis. Distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. Each Fund may distribute more frequently, if necessary, for tax purposes.

F.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

I.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the fiscal period ended September 30, 2023, the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
Alpha Architect U.S. Quantitative Value ETF	$(39,920,646)	$39,920,646
Alpha Architect International Quantitative Value ETF	(13,786,170)	13,786,170
Alpha Architect U.S. Quantitative Momentum ETF	(19,823,117)	19,823,117
Alpha Architect International Quantitative Momentum ETF	(10,885,650)	10,885,650
Alpha Architect Value Momentum Trend ETF	(613,584)	613,584
Alpha Architect High Inflation and Deflation ETF	1,375	(1,375)
Alpha Architect Tail Risk ETF	(53,897,123)	53,897,123

For the fiscal period ended October 31, 2023, the following table shows the reclassifications made for Alpha Architect 1-3 Month Box ETF:

Distributable Earnings	Paid in Capital
$(60,455,442)	$60,455,442

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

NOTE 3 – RISKS

An investment in the Funds involves risk, including those described below. There is no assurance that the Funds will achieve its investment objective. An investor may lose money by investing in the Funds. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Risks	QVAL	IVAL	QMOM	IMOM
Consumer Discretionary Sector Risk	☑	☑	☑	☑
Depositary Receipts Risk		☑		☑
Energy Sector Risk	☑	☑
Equity Investing Risk	☑	☑	☑	☑
ETF Risks	☑	☑	☑	☑
Financials Sector Risk				☑
Foreign Investment Risk		☑		☑
Geopolitical/Natural Disasters Risks	☑	☑	☑	☑
High Portfolio Turnover Risk	☑		☑	☑
Industrials Sector Risk	☑	☑	☑
Information Technology Risk			☑
Investment Risk	☑	☑	☑	☑
Large-Capitalization Companies Risk	☑	☑	☑	☑
Management Risk	☑	☑	☑	☑
Momentum Style Risk			☑	☑
Periodic Reallocation Risk	☑	☑	☑	☑
Quantitative Security Selection Risk	☑	☑	☑	☑
Small and Mid-Capitalization Company Risk	☑	☑	☑	☑
Value Style Investing Risk	☑	☑

Risks	VMOT	HIDE	CAOS	BOXX
Asset Allocation Risk		☑
Cash and Cash Equivalents Risk		☑	☑	☑
Cash Creation Unit Risk			☑	☑
Commodity Futures Risk		☑
Commodity Risk		☑
Commodity Swaps Risk		☑
Commodity-Linked Derivatives Risk		☑
Commodity-Linked Note Risk		☑
Consumer Discretionary Sector Risk	☑
Counterparty Risk			☑	☑
Credit Risk		☑
Depositary Receipts Risk	☑
Derivatives Risk	☑	☑	☑
Energy Sector Risk	☑
Equity Investing Risk	☑
Equity Securities Risk			☑
ETF Risks	☑	☑	☑	☑

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

Risks	VMOT	HIDE	CAOS	BOXX
Fixed Income Risk		☑
Foreign Investment Risk	☑
Frequent Trading Risk				☑
Fund of Funds Risk	☑	☑
Geopolitical/Natural Disasters Risks	☑	☑	☑	☑
Hedging Model Risk	☑
Hedging Risk – General	☑
High Portfolio Turnover Risk		☑	☑
Interest Rate Risk		☑
Investment Company Risk		☑	☑
Investment Risk	☑	☑	☑	☑
Large-Capitalization Companies Risk	☑		☑
Large Shareholder Risk				☑
Leverage Risk		☑	☑
Limited Operating History Risk				☑
Low Short-Term Interest Rates Risk				☑
Management Risk	☑	☑	☑	☑
Market Risk			☑	☑
Momentum Style Risk	☑
Non-Diversification Risk		☑
Options Risk			☑	☑
Periodic Reallocation Risk	☑
Portfolio Size Risk	☑
Quantitative Security Selection Risk	☑	☑
Real Estate Investment Risk		☑
Risk of U.S. Treasury Bills		☑
Short Sale Risk	☑
Small- and Mid-Capitalization Company Risk	☑
Tax Risk			☑
Underlying Alpha Architect ETFs Risk	☑
U.S. Government Securities Risk			☑
Valuation Risk			☑	☑
Value Style Investing Risk	☑
See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.

The table below represents the annual rate (after fee waivers) based on average daily net assets that each Fund pays the Adviser monthly:

Alpha Architect U.S. Quantitative Value ETF	0.29%
Alpha Architect International Quantitative Value ETF	0.39%
Alpha Architect U.S. Quantitative Momentum ETF	0.29%
Alpha Architect International Quantitative Momentum ETF	0.39%
Alpha Architect Value Momentum Trend ETF	0.45%
Alpha Architect High Inflation and Deflation ETF	0.29%
Alpha Architect Tail Risk ETF	0.63%
Alpha Architect 1-3 Month Box ETF	0.1949%

Effective January 31, 2024, the Adviser reduced its management fee for the Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF and Alpha Architect International Quantitative Momentum ETF from an annual rate based on average daily net assets from 0.39% to 0.29%, 0.49% to 0.39%, 0.39% to 0.29%, and 0.49% to 0.39%, respectively.

The Adviser has contractually agreed to waive all or a portion of its management fee for the Alpha Architect Value Momentum Trend ETF until at least January 31, 2025 to the extent necessary to prevent (i) management fees paid to the investment adviser for the Fund plus (ii) the aggregate amount of management fees paid to the Adviser for management of the Alpha Architect ETFs that are directly attributable to the Fund’s ownership of shares of the Alpha Architect ETFs, from exceeding 0.69% of the Fund’s daily net assets. This waiver agreement may be terminated only by agreement of the investment adviser and the Fund’s Board of Trustees. The fee waived is not subject to recoupment.

The Adviser has contractually agreed to waive receipt of its management fees and/or assume expenses of the Alpha Architect High Inflation and Deflation ETF to the extent necessary to offset AFFE so that the total annual operating expenses of the Fund (excluding payments under the Fund’s Rule 12b-1 distribution and service plan (if any), brokerage expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses) do not exceed 0.29% of the Fund’s average daily net assets. This agreement is in effect until November 15, 2025, and it may be terminated before that date only by a majority vote of the “non-interested” trustees. The fee waived is not subject to recoupment.

The Adviser has contractually agreed to waive receipt of its management fees and/or assume expenses of the Alpha Architect Tail Risk ETF, including AFFE related to the Fund’s investment in the Alpha Architect 1-3 Month Box ETF so that the total annual operating expenses of the Fund (excluding payments under the Fund’s Rule 12b-1 distribution and service plan (if any), brokerage expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses) do not exceed 0.63% of the Fund’s average daily net assets. Any AFFE associated with Fund investments in any other acquired funds are not included in the fee waiver. This agreement may only be changed or terminated by a vote of the holders of a majority of the Fund's outstanding voting securities.

The Adviser has contractually agreed to waive receipt of its management fees and/or assume expenses of the Alpha Architect 1-3 Month Box ETF so that the total annual operating expenses of the Fund (excluding payments under the Fund’s Rule 12b-1 distribution and service plan (if any), acquired fund fees and expenses, brokerage expenses, taxes (including tax related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses) do not exceed 0.1949% of the Fund’s average daily net assets. There shall be no recoupment of any waived fees or expenses by the Adviser. This agreement will remain in place until January 31, 2025 and may only be terminated by the Board of Trustees

Alpha Architect, LLC, serves as a discretionary investment sub-adviser to the Alpha Architect High Inflation and Deflation ETF. Pursuant to an investment sub-advisory agreement (the “Alpha Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investments for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

Arin Risk Advisors, LLC, serves as a discretionary investment sub-adviser to the Alpha Architect Tail Risk ETF and Alpha Architect 1-3 Month Box ETF. Pursuant to an investment sub-advisory agreement (the “Arin Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser has discretion to purchase and sell securities in accordance with the Funds’ objectives, policies, and restrictions. The Sub-Adviser continuously reviews, supervises, and administers the Funds’ investment program subject to oversight by the Adviser.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

 NOTE 5 – SECURITIES LENDING

Each Fund may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

As of the end of the current fiscal period, certain Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust-approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal year, the values of the securities on loan and payable for collateral due to broker for the applicable funds were as follows:

	Value of Securities on Loan	Payable for Collateral Received*	Percentage of Net Assets of Securities On Loan
Alpha Architect Value Momentum Trend ETF	$11,822	$12,451	0.04%

* The cash collateral received was invested in the First American Money Market Government Obligations Fund as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

The interest income earned by the funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) is reflected in the Funds’ Statements of Operations. Net securities lending income earned on collateral investments and recognized by the applicable funds during the current fiscal period was as follows:

Alpha Architect U.S. Quantitative Value ETF	$33
Alpha Architect International Quantitative Value ETF	2,210
Alpha Architect U.S. Quantitative Momentum ETF	12
Alpha Architect Value Momentum Trend ETF	15,668

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.
NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended March 31, 2024, purchases and sales of securities for the applicable funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Alpha Architect U.S. Quantitative Value ETF	$367,614,582	$367,131,094
Alpha Architect International Quantitative Value ETF	203,730,318	105,848,582
Alpha Architect U.S. Quantitative Momentum ETF	354,903,063	353,444,103
Alpha Architect International Quantitative Momentum ETF	155,031,276	63,893,007
Alpha Architect Value Momentum Trend ETF	5,827,828	6,983,182
Alpha Architect High Inflation and Deflation ETF	10,746,642	7,029,570
Alpha Architect Tail Risk ETF	—	—
Alpha Architect 1-3 Month Box ETF	—	—

For the fiscal period ended March 31, 2024, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Alpha Architect U.S. Quantitative Value ETF	$288,872,477	$281,218,378
Alpha Architect International Quantitative Value ETF	1,297,909	114,868,801
Alpha Architect U.S. Quantitative Momentum ETF	251,573,158	241,276,652
Alpha Architect International Quantitative Momentum ETF	6,435,049	100,015,373
Alpha Architect Value Momentum Trend ETF	2,573,386	14,155,713
Alpha Architect High Inflation and Deflation ETF	3,184,754	778,461
Alpha Architect Tail Risk ETF	7,377,200	—
Alpha Architect 1-3 Month Box ETF	—	—

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

For the fiscal period ended March 31, 2024, short-term and long-term gains (losses) on in-kind transactions were as follows:

	Short Term	Long Term
Alpha Architect U.S. Quantitative Value ETF	$37,542,223	$5,827,131
Alpha Architect International Quantitative Value ETF	15,612,082	2,856,665
Alpha Architect U.S. Quantitative Momentum ETF	37,292,962	1,385,149
Alpha Architect International Quantitative Momentum ETF	11,548,869	—
Alpha Architect Value Momentum Trend ETF	569,986	2,020,731
Alpha Architect High Inflation and Deflation ETF	(781)	—
Alpha Architect 1-3 Month Box ETF	84,256,802	—

There were no purchases or sales of long-term U.S. Government securities during the fiscal period.

 NOTE 7 – TRANSACTIONS WITH AFFILIATES

The Alpha Architect Value Momentum Trend ETF’s (the “Fund”) transactions with affiliates represent holdings for which the Fund and the underlying Alpha Architect ETFs have the same investment adviser. The Alpha Architect Value Momentum Trend ETF had the following transactions with such affiliated Alpha Architect ETFs during the fiscal period ended March 31, 2024,:

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF	Total
Value, Beginning of Period	$10,585,702	$12,112,351	$5,004,121	$6,892,370	$34,594,543
Purchases	1,109,710	1,226,223	5,550,664	514,617	8,401,214
Proceeds from Sales	(4,956,021)	(9,151,286)	(2,604,595)	(4,426,992)	(21,138,894)
Net Realized Gains (Losses)	1,031,729	(698,616)	1,013,499	303,781	1,650,393
Change in Unrealized Appreciation (Depreciation)	776,558	2,053,425	646,119	793,811	4,269,914
Value, End of Period	$8,547,678	$5,542,097	$9,609,808	$4,077,587	$27,777,170
Dividend Income	$72,981	$176,134	$43,077	$182,235	$474,426

Shares, Beginning of Period	285,252	513,468	116,054	281,078
Number of Shares Purchased	30,538	54,275	98,750	21,753
Number of Shares Sold	(125,588)	(362,328)	(52,229)	(163,044)
Shares, End of Period	190,202	205,415	162,575	139,787

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

The Alpha Architect Tail Risk ETF’s (the “Fund”) transactions with affiliates represent holdings for which the Fund and the underlying Alpha Architect ETFs have the same investment adviser. The Alpha Architect Value Momentum Trend ETF had the following transactions with such affiliated Alpha Architect ETFs during the fiscal period ended March 31, 2024,:

Alpha Architect 1-3 Month Box ETF
Value, Beginning of Period	$107,308,800
Purchases	7,376,464
Proceeds from Sales	737
Net Realized Gains (Losses)	(2)
Change in Unrealized Appreciation (Depreciation)	2,952,301
Value, End of Period	$117,638,300
Dividend Income	—

Shares, Beginning of Period	1,035,000
Number of Shares Purchased	70,000
Number of Shares Sold	(7)
Shares, End of Period	1,105,000

NOTE 8 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at September 30, 2023, were as follows:

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF
Tax cost of Investments	$261,008,540	$147,508,694	$145,897,893	$75,603,023
Gross tax unrealized appreciation	$23,340,868	$9,708,119	$7,389,090	$1,661,235
Gross tax unrealized depreciation	(6,561,738)	(6,196,645)	(7,926,054)	(3,525,326)
Net tax unrealized appreciation (depreciation)	$16,779,130	$3,511,474	$(536,964)	$(1,864,091)
Undistributed ordinary income	-	1,705,958	1,176,104	2,068,798
Undistributed long-term gain	-	-	-	-
Total distributable earnings	-	1,705,958	1,176,104	2,068,798
Other accumulated gain (loss)	(129,726,933)	(101,159,010)	(102,947,288)	(84,056,367)
Total accumulated gain (loss)	$(112,947,803)	$(95,941,578)	$(102,308,148)	$(83,851,660)

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

	Alpha Architect Value Momentum Trend ETF	Alpha Architect High Inflation and Deflation ETF	Alpha Architect Tail Risk ETF
Tax cost of Investments	$34,973,928	$16,577,788	$179,612,288
Gross tax unrealized appreciation	$2,853,738	$267	$19,616,284
Gross tax unrealized depreciation	(2,901,787)	(26,717)	(34,591,258)
Net tax unrealized appreciation (depreciation)	(48,049)	(26,450)	(14,974,974)
Undistributed ordinary income	843,297	437,839	—
Undistributed long-term gain	-	-	—
Total distributable earnings	843,297	437,839	—
Other accumulated gain (loss)	(24,678,668)	(549,172)	(52,782,313)
Total accumulated gain (loss)	$(23,883,420)	$(137,783)	$(67,757,287)

Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the fiscal year ended September 30, 2023, the Funds did not defer any qualified late year losses, post-October losses or post-October capital losses.

At September 30, 2023, the Funds had the following capital loss carryforwards:

	Unlimited Short-Term	Unlimited Long-Term
Alpha Architect U.S. Quantitative Value ETF	$(109,966,522)	$(19,760,411)
Alpha Architect International Quantitative Value ETF	(76,553,792)	(24,605,218)
Alpha Architect U.S. Quantitative Momentum ETF	(102,210,027)	(737,261)
Alpha Architect International Quantitative Momentum ETF	(83,631,991)	(424,376)
Alpha Architect Value Momentum Trend ETF	(21,795,645)	(2,883,023)
Alpha Architect High Inflation and Deflation ETF	(549,172)	—
Alpha Architect Tail Risk ETF	(42,406,935)	(10,375,378)

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at October 31, 2023, were as follows:

Alpha Architect 1-3 Month Box ETF
Tax cost of Investments	$545,203,259
Gross tax unrealized appreciation	—
Gross tax unrealized depreciation	(731,739)
Net tax unrealized appreciation (depreciation)	(731,739)
Undistributed ordinary income	—
Undistributed long-term gain	—
Total distributable earnings	—
Other accumulated gain (loss)	(50,253,214)
Total accumulated gain (loss)	$(50,984,953)

Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

For the fiscal period ended October 31, 2023, the Fund deferred qualified late year losses of $347,053 and did not defer any post-October capital losses.

At October 31, 2023, the Fund had the following capital loss carryforwards:

Alpha Architect 1-3 Month Box ETF
Unlimited Short-Term	Unlimited Long-Term
$(49,906,161)	$—

NOTE 9 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal periods ended March 31, 2024 and October 30, 2023, and fiscal year ended September 30, 2023, were as follows:

	Fiscal Period Ended March 31, 2024	Fiscal Period Ended October 30, 2023	Fiscal Period Ended September 30, 2023
	Ordinary Income	Ordinary Income	Ordinary Income
Alpha Architect U.S. Quantitative Value ETF	$2,416,398	$—	$5,720,298
Alpha Architect International Quantitative Value ETF	2,856,350	—	15,398,314
Alpha Architect U.S. Quantitative Momentum ETF	1,434,103	—	2,115,259
Alpha Architect International Quantitative Momentum ETF	2,136,152	—	3,768,945
Alpha Architect Value Momentum Trend ETF	1,247,610	—	877,779
Alpha Architect High Inflation and Deflation ETF	665,962	—	292,778
Alpha Architect Tail Risk ETF	—	—	—
Alpha Architect 1-3 Month Box ETF	—	—	—

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to March 31, 2024, that materially impacted the amounts or disclosures in the Funds’ financial statements.

ALPHA ARCHITECT ETFs

EXPENSE EXAMPLE
March 31, 2024 (Unaudited)

As a shareholder of each Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on each of the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund compared to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of each Fund shares. Therefore, the second line of each table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. The expenses for the Alpha Architect Value Momentum Trend ETF shown in the table reflect fee waivers in effect. Also, the information assumes the reinvestment of all dividends and distributions.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During the Period
Alpha Architect U.S. Quantitative Value ETF[1]
Actual	0.35%	$1,000.00	$1,219.60	$1.94
Hypothetical (5% annual return before expenses)	0.35%	1,000.00	1,023.25	1.77
Alpha Architect International Quantitative Value ETF[1]
Actual	0.46%	$1,000.00	$1,156.70	$2.48
Hypothetical (5% annual return before expenses)	0.46%	1,000.00	1,022.70	2.33
Alpha Architect U.S. Quantitative Momentum ETF[1]
Actual	0.35%	$1,000.00	$1,380.50	$2.08
Hypothetical (5% annual return before expenses)	0.35%	1,000.00	1,023.25	1.77
Alpha Architect International Quantitative Momentum ETF[1]
Actual	0.45%	$1,000.00	$1,227.70	$2.51
Hypothetical (5% annual return before expenses)	0.45%	1,000.00	1,022.75	2.28
Alpha Architect Value Momentum Trend ETF[1,2]
Actual	0.28%	$1,000.00	$1,194.80	$1.54
Hypothetical (5% annual return before expenses)	0.28%	1,000.00	1,023.60	1.42

ALPHA ARCHITECT ETFs

EXPENSE EXAMPLE (CONTINUED)
March 31, 2024 (Unaudited)

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During the Period
Alpha Architect High Inflation and Deflation ETF[1]
Actual	0.26%	$1,000.00	$1,015.30	$1.31
Hypothetical (5% annual return before expenses)	0.26%	1,000.00	1,023.70	1.32
Alpha Architect Tail Risk ETF[1]
Actual	0.50%	$1,000.00	$1,036.40	$2.55
Hypothetical (5% annual return before expenses)	0.50%	1,000.00	1,022.50	2.53
Alpha Architect 1-3 Month Box ETF
Actual[4]	0.1949%	$1,000.00	$1,022.00	$0.82
Hypothetical (5% annual return before expenses)[1]	0.1949%	1,000.00	1,024.03	0.99

1. The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 183/365, to reflect the one-half year period.
2. The Fund’s investment adviser has contractually agreed to waive all or a portion of its management fee for the Fund until at least January 31, 2025 to the extent necessary to prevent (i) management fees paid to the investment adviser for the Fund plus (ii) the aggregate amount of management fees paid to the investment adviser for management of the Underlying Alpha
Architect ETFs (defined below) that are directly attributable to the Fund’s ownership of shares of the Underlying Alpha Architect ETFs, from exceeding 0.69% of the Fund’s daily net assets.

3. The Adviser has contractually agreed to waive receipt of its management fees and/or assume expenses of the Fund, including any acquired fund fees or expenses (“AFFE”) related to the Fund’s investment in the Alpha Architect 1-3 Month
Box ETF so that the total annual operating expenses of the Fund (excluding payments under the Fund’s Rule 12b-1 distribution and service plan (if any), brokerage expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses) do not exceed 0.63% of the Fund’s average daily net assets. Any AFFE associated with Fund investments in any other acquired funds are not included in the fee waiver. This agreement may only be changed or terminated by a vote of the holders of a majority of the Fund’s outstanding voting securities.

4. Actual expenses paid during the period are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 152/366 (to reflect the period).

ALPHA ARCHITECT ETFs

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (each a “Fund”, and collectively, the “Funds”), has adopted a liquidity risk management program (“the Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect each Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

The Trust’s Board of Trustees has designated the Chief Operating Officer of the Adviser as the Program Administrator, responsible for administering the Program and its policies and procedures.

At the June 9, 2023, meeting of the Board of Trustees of the Trust, the Program Administrator provided the Trustees with a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended March 31, 2024. The report concluded that the Program appeared effectively tailored to identify potential illiquid scenarios and to enable the Funds to deliver appropriate reporting. In addition, the report concluded that the Program is adequately operating, and its implementation has been effective. The report reflected that there were no liquidity events that impacted the Funds’ ability to timely meet redemptions without dilution to existing shareholders. The report further described material changes that were made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Funds’ exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

ALPHA ARCHITECT ETFs

FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2023, certain dividends paid by each Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for each Fund was:

Alpha Architect U.S. Quantitative Value ETF	100.00%
Alpha Architect International Quantitative Value ETF	84.23%
Alpha Architect U.S. Quantitative Momentum ETF	100.00%
Alpha Architect International Quantitative Momentum ETF	99.35%
Alpha Architect Value Momentum Trend ETF	96.16%
Alpha Architect High Inflation and Deflation ETF	5.85%
Alpha Architect Tail Risk ETF	0.00%

For the fiscal period ended October 31, 2023, certain dividends paid by Alpha Architect 1-3 Month Box ETF may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 0.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2023 for each Fund was:

Alpha Architect U.S. Quantitative Value ETF	0.00%
Alpha Architect International Quantitative Value ETF	100.00%
Alpha Architect U.S. Quantitative Momentum ETF	25.26%
Alpha Architect International Quantitative Momentum ETF	0.00%
Alpha Architect Value Momentum Trend ETF	23.56%
Alpha Architect High Inflation and Deflation ETF	100.00%
Alpha Architect Tail Risk ETF	0.83%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended October 31, 2023 for Alpha Architect 1-3 Month Box ETF was 0.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for each Fund was 0.00%.

ALPHA ARCHITECT ETFs

FOREIGN TAX CREDIT PASS THROUGH (UNAUDITED)

Pursuant to Section 853 of the Internal Revenue code, the applicable Funds designate the following amounts as foreign taxes paid for the year ended September 30, 2023. Foreign taxes paid for financial statement purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived From Foreign Sourced Income
Alpha Architect International Quantitative Value ETF	$823,876	$0.12823	100.00%
Alpha Architect U.S. Quantitative Momentum ETF	235,577	0.07788	95.18%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Fund.

ALPHA ARCHITECT ETFs

MANAGEMENT OF THE FUND

Trustees and Officers
The business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser, the Sub-Adviser, and the Trust’s other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.
The Board is comprised of four Trustees. One Trustee and certain of the officers of the Trust are directors, officers or employees of the Adviser. The other Trustees (the “Independent Trustees”) are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act) of the Trust. The fund complex includes all funds advised by the Adviser (“Fund Complex”).
The Trustees, their age, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. The officers, their age, term of office and length of time served and their principal business occupations during the past five years are shown below.
The address of each Trustee and each Officer is: c/o EA Series Trust, 19 East Eagle Road, Havertown, PA 19083.

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975	Trustee	Indefinite term; Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003–present).	52	None
Michael S. Pagano, Ph.D., CFA® Born: 1962	Trustee and Audit Committee Chairman	Indefinite term; Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999–present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008–present).	52	Citadel Federal Credit Union (pro bono service for non-profit)
Chukwuemeka (Emeka) O. Oguh Born: 1983	Trustee	Indefinite term; Since 2018	Co-founder and CEO, PeopleJoy (2016–present).	52	None
Interested Trustee*
Wesley R. Gray, Ph.D. Born: 1980	Trustee and Chairman	Indefinite term; Since 2014; President (2014 – 2023)	Founder and Executive Managing Member, EA Advisers (2013–present); Founder and Executive Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2010–present).	52	None

* Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.

Additional information about the Affiliated Trustee and Independent Trustee is available in the Statement of Additional Information (SAI).

ALPHA ARCHITECT ETFs

MANAGEMENT OF THE FUND (CONTINUED)

Officers

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Patrick R. Cleary Born: 1982	President and Chief Executive Officer	Since 2023; Chief Compliance Officer (2015 – 2022); Secretary (2015 – 2023)	Chief Operating Officer and Managing Member, Alpha Architect (2014 – present); Chief Executive Officer of EA Advisers (2021 – present).
Alyssa M. Bernard Born: 1988	Secretary	Since 2023	General Counsel, EA Advisers (October 2023–present); Vice President—Regulatory Administration, U.S. Bank Global Fund Services (2021–2023); Assistant Vice President—Regulatory Administration, U.S. Bank Global Fund Services (2018–2021).
Sean Hegarty Born: 1993	Treasurer, Chief Financial Officer and Comptroller	Since 2023; Assistant Treasurer (2022 – 2023)	Chief Operating Officer, EA Advisers (2022–present); Assistant Vice President—Fund Administration, U.S. Bank Global Fund Services (2018–2022); Staff Accountant, Cohen & Company (2015–2018).
Jessica Leighty Born: 1981	Chief Compliance Officer	Since 2022	Chief Compliance Officer, EA Advisers (2021–present); Chief Compliance Officer, Alpha Architect (2021 – present); Chief Compliance Officer, Snow Capital (2015–2021).
Brian P. Massaro Born: 1997	Assistant Treasurer	Since 2023	Chief Data Officer, EA Advisers (2023 – present); Assistant Operating Officer, EA Advisers (2022 – 2023); Mutual Funds Administrator, U.S. Bank Global Fund Services (2019–2022).

ALPHA ARCHITECT ETFs

BOARD REVIEW AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENT (UNAUDITED)
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in person on September 15, 2023, to consider the approval of Advisory Agreement between the Trust, on behalf of the Alpha Architect U.S. Quantitative Value ETF, the Alpha Architect International Quantitative Value ETF, the Alpha Architect U.S. Quantitative Momentum ETF, the Alpha Architect International Quantitative Momentum ETF, and the Alpha Architect Value Momentum Trend ETF (each a “Fund” and collectively the “Funds”), and Empowered Funds, LLC (the “Adviser”), as well as to consider the approval of each Sub-Advisory Agreement between the Adviser and Alpha Architect, LLC (a “Sub-Adviser”). In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement and Sub-Advisory Agreement. In connection with considering approval of both the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve both the Advisory Agreement and Sub-Advisory Agreement, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including among other things information about its personnel, operations, financial condition, and compliance and risk management. The Board also reviewed copies of the proposed Advisory Agreement and Sub-Advisory Agreement. During their review and consideration, the Board focused on and reviewed the factors they deemed relevant, including:
Nature, Quality and Extent of Services. The Board was presented and considered information concerning the nature, quality and extent of the overall services expected to be provided by the Adviser to the AA Funds. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the AA Funds, obtaining the necessary exemptive relief from the Securities and Exchange Commission (“SEC”) and arranging service providers for the AA Funds. In addition, the Board considered that the Adviser is responsible for providing investment advisory services to the AA Funds, monitoring compliance with the Funds’ objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of the Adviser’s personnel, the experience of the portfolio management team in managing assets and the adequacy of the Adviser’s resources. The Board also considered the Adviser’s incremental workload regarding the application of derivatives for hedging signals as needed.
Performance. The Board considered the relative performance information for the AA Funds. The Board utilized performance reports provided to the Board in anticipation of the meeting, as well as performance reports provided at regular Board meetings for the AA Funds. Peer group performance information was provided in quartiles, ranging from quartile one (the worst performing) to quartile four (the best performing).
For the Alpha Architect U.S. Quantitative Value ETF (“QVAL”), the Board considered QVAL’s performance against its benchmark, the Solactive GBS United States 1000 Index, for the period ended June 30, 2023. It was noted that QVAL performed in line with its benchmark for the one year period ended June 30, 2023 whereby QVAL realized a 18.19% return and the benchmark realized a 18.87% return for the same period The Board also considered QVAL’s performance for other periods and noted that there were periods of outperformance and underperformance.
For the Alpha Architect International Quantitative Value ETF (“IVAL”), the Board considered IVAL’s performance against its benchmark, the Solactive Developed Markets ex North America NTR Index. It was noted that IVAL underperformed its benchmark for the one year period ended June 30, 2023 whereby IVAL realized a 15.92% return and the benchmark realized a 18.53% return for the same period. The Board also considered IVAL’s performance for other periods, which underperformed the benchmark.
For the Alpha Architect U.S. Quantitative Momentum ETF (“QMOM”), the Board considered QMOM’s performance against its benchmark, the Solactive GBS United States 1000 Index. It was noted that QMOM underperformed its benchmark for the one year period ended June 30, 2023, whereby QMOM realized a 10.68% return and the benchmark realized a 18.87% return for the same period. The Board also considered QMOM’s performance for other periods, which underperformed the benchmark.
For the Alpha Architect International Quantitative Momentum ETF (“IMOM”), the Board considered IMOM’s performance compared to its benchmark, the Solactive GBS Developed Markets ex North America Large NTR Index. It was noted that IMOM underperformed its benchmark for the one year period ended June 30, 2023, whereby it realized 10.89% return and

ALPHA ARCHITECT ETFs

BOARD REVIEW AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENT (UNAUDITED)(CONTINUED)
the benchmark realized a 18.53% return for the same period. The Board also considered IMOM’s performance for other periods, which underperformed the benchmark.
For the Alpha Architect Value Momentum Trend ETF (“VMOT”), the Board considered VMOT’s performance as compared to its benchmark, 35% Solactive GBS United States 1000 Index, 35% Solactive GBS Developed Markets ex North America Large & Mid Cap Index, 30% Solactive 1-3 Month U.S. T-Bill Index. It was noted that VMOT underperformed its benchmark for the one year period ended June 30, 2023, whereby VMOT realized a return of -2.66% and the benchmark returned 14.57% for the same period. The Board also considered VMOT’s performance for other periods, which also underperformed the benchmark.
Comparative Fees and Expenses. In considering the advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser. The Board also considered the 10 basis point management fee reduction for QVAL, QMOM, IVAL and IMOM to take effect on January 31, 2024. With respect to the advisory fee and expense ratio for each Fund, the Board also considered the fees and expense ratios versus the fees and expenses charged to other exchange-traded funds and mutual funds. The Board noted that there were several comparable funds available for comparison, finding that the fees charged by the Funds are within a reasonable range as compared to the peers. The Board considered, among other information, the data provided in the third-party report. Fee information was provided in quartiles, ranging from quartile one (the least expensive) to quartile four (the most expensive).
The Board considered the third-party peer group analysis that included a comparison of the Funds’ anticipated net expense ratio against funds that were both exchanged-traded funds and mutual funds. The Alpha Architect U.S. Quantitative Value ETF’s expense ratios (gross and net fees) were below the average expense ratios (gross and net) of its ETF and mutual fund peers. The Alpha Architect U.S. Quantitative Value ETF’s management fee was below the average management fee charged by its ETF and mutual fund peers.
The Alpha Architect International Quantitative Value ETF’s expense ratios (gross and net fees) were above the average expense ratios (gross and net) of its ETF peers but below the average expense ratios (gross and net) of its mutual fund peers. The Alpha Architect International Quantitative Value ETF’s management fee was above the average management fee charged by its ETF peers but below the average management fee charged by its mutual fund peers.
The Alpha Architect U.S. Quantitative Value ETF’s expense ratios (gross and net fees) were above the average expense ratios (gross and net) of its ETF peers but below the average expense ratios (gross and net) of its mutual fund peers. The Alpha Architect U.S. Quantitative Value ETF’s management fee was above the average management fee charged by its ETF peers but below the average management fee charged by its mutual fund peers.
The Alpha Architect U.S. Quantitative Momentum ETF’s expense ratios (gross and net fees) were above the average expense ratios (gross and net) of its ETF peers but below the average expense ratios (gross and net) of its mutual fund peers. The Alpha Architect U.S. Quantitative Momentum ETF’s management fee was above the average management fee charged by its ETF peers but below the average management fee charged by its mutual fund peers.
Costs and Profitability. The Board further considered information regarding the profits realized by the Adviser in connection with providing services to the AA Funds. The Adviser’s potential level of profitability was discussed, as well as the current levels of compensation paid to the Adviser’s personnel versus the market. A discussion ensued regarding the Adviser’s potential profitability in light of its fixed and variable costs. The Board reviewed estimated profit and loss information provided by the Adviser with respect to the AA Funds, and the costs associated with the personnel, systems, and equipment necessary to manage each AA Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses the Adviser would pay in accordance with the Advisory Agreement. The Board acknowledged the commitments by the Adviser to expand its compliance, operations, and legal staff. It was also noted that the Adviser continues to demonstrate a strong commitment to support the AA Funds and the overall Trust. The Board also took into consideration that the Adviser agreed to pay all expenses incurred by the AA Funds except for the fees paid to the Adviser pursuant to the Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses. With respect to VMOT, the Board also took into consideration the fee waiver agreement whereby the Adviser will waive all or a portion of its management fee for the VMOT until at least January 31,2025 to the extent necessary to prevent (i) management fees paid to the Adviser plus (ii)the aggregate amount of management fees paid

ALPHA ARCHITECT ETFs

BOARD REVIEW AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENT (UNAUDITED)(CONTINUED)
to the Adviser for management of the certain affiliated ETFs that are directly attributable to the Fund’s ownership of shares of such affiliated ETFs, from exceeding 0.69% of the Fund’s daily net assets. The Board further considered the Adviser’s decision to permanently reduce its advisory fees on behalf of QVAL, QMOM, IVAL and IMOM.
Other Benefits. The Board further considered the extent to which the Adviser might derive ancillary benefits from AA Fund operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so. In addition, as the Adviser to a 1940 Act-registered investment company, the Adviser and its affiliates reap the intangible benefits of being associated with a mass market product. Furthermore, the increased footprint of the Trust will enable the Adviser to benefit from lower costs across all vendors.
Economies of Scale. The Board also considered whether economies of scale would be realized by each AA Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed advisory fee for each AA Fund does not include breakpoints, but noted the Adviser’s permanent fee reduction for QVAL, QMOM, IVAL and IMOM and the fee waiver associated with VMOT.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, approved the continuation of the Advisory Agreement, including the compensation payable under the Agreement.

ALPHA ARCHITECT ETFs

INFORMATION ABOUT PORTFOLIO HOLDINGS (UNAUDITED)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. Each Funds’ portfolio holdings are posted on their website daily at https://etfsite.alphaarchitect.com/.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at https://etfsite.alphaarchitect.com/.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (UNAUDITED)

Information regarding how often shares of each Fund trade on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of each Fund is available, without charge, on the Funds’ website at https://etfsite.alphaarchitect.com/.

PRIVACY POLICY (UNAUDITED)

EA Series Trust (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.” However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which the Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

 Adviser
Empowered Funds, LLC dba EA Advisers
19 East Eagle Road
Havertown, Pennsylvania 19083

Sub-Advisers
Alpha Architect, LLC
19 East Eagle Road
Havertown, Pennsylvania 19083

Arin Risk Advisors, LLC
1100 East Hector Street, Suite 215,
Conshohocken, Pennsylvania 19428

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian and Securities Lending Agent
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bank Global Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Alpha Architect U.S. Quantitative Value ETF Symbol – QVAL CUSIP – 02072L102	Alpha Architect International Quantitative Value ETF Symbol – IVAL CUSIP – 02072L201

Alpha Architect U.S. Quantitative Momentum ETF Symbol – QMOM CUSIP – 02072L409	Alpha Architect International Quantitative Momentum ETF Symbol – IMOM CUSIP – 02072L300

Alpha Architect Value Momentum Trend ETF Symbol – VMOT CUSIP – 02072L508	Alpha Architect High Inflation and Deflation ETF Symbol – HIDE CUSIP – 02072L631

Alpha Architect Tail Risk ETF Symbol – CAOS CUSIP – 02072L540	Alpha Architect 1-3 Month Box ETF Symbol – BOXX CUSIP – 02072L565

This material must be preceded or accompanied by a prospectus

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Not applicable

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

 SIGNATURES
 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Patrick Cleary
Patrick Cleary, President, Chief Executive Officer and Principal Executive Officer

Date:	June 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick R. Cleary
Patrick Cleary, President, Chief Executive Officer and Principal Executive Officer

Date:	June 3, 2024

By (Signature and Title)	/s/ Sean R. Hegarty
Sean Hegarty, Treasurer, Chief Financial Officer and Principal Financial Officer

Date:	June 3, 2024